UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	January 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	929,787	$1,024,876
Fannie Mae Whole Loan REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31	3,912	4,058
Series 2002-W11 AV1 0.508% 11/25/32 ●	7,953	7,295
Total Agency Asset-Backed Securities (cost $907,319)		1,036,229

Agency Collateralized Mortgage Obligations – 1.76%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	15,299	16,986
Series 2002-T4 A3 7.50% 12/25/41	160,271	182,909
Series 2002-T19 A1 6.50% 7/25/42	114,798	132,161
Series 2004-T1 1A2 6.50% 1/25/44	50,769	58,860
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	6,646	7,757
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	713	783
Series 1996-46 ZA 7.50% 11/25/26	142,008	161,642
Series 2001-50 BA 7.00% 10/25/41	77,350	89,135
Series 2002-83 GH 5.00% 12/25/17	107,721	112,538
Series 2002-90 A2 6.50% 11/25/42	219,638	250,035
Series 2003-11 BY 5.50% 2/25/33	125,347	138,786
Series 2003-26 AT 5.00% 11/25/32	2,466,383	2,533,651
Series 2003-38 MP 5.50% 5/25/23	2,097,384	2,292,477
Series 2003-78 B 5.00% 8/25/23	61,183	66,638
Series 2003-106 WE 4.50% 11/25/22	564,391	566,315
Series 2005-110 MB 5.50% 9/25/35	973,816	1,051,733
Series 2007-40 PT 5.50% 5/25/37	29,514	33,022
Series 2009-11 MP 7.00% 3/25/49	36,375	41,851
Series 2009-94 AC 5.00% 11/25/39	5,114,438	5,575,786
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,354,735
Series 2010-75 NA 4.00% 9/25/28	571,798	588,885
Series 2010-96 DC 4.00% 9/25/25	14,789,113	15,674,419
Series 2011-105 FP 0.568% 6/25/41 ●	35,971	36,020
Series 2011-113 CP 5.00% 9/25/39	1,504,501	1,610,431
Series 2012-19 HB 4.00% 1/25/42	1,127,836	1,201,396
Series 2012-19 NI 3.50% 10/25/31 Σ	5,085,088	633,875
Series 2012-122 SD 5.932% 11/25/42 ●Σ	10,742,839	2,645,912
Series 2013-20 IH 3.00% 3/25/33 Σ	6,571,318	872,171
Series 2013-31 MI 3.00% 4/25/33 Σ	32,822,191	4,410,382
Series 2013-44 DI 3.00% 5/25/33 Σ	40,577,565	5,450,066
Series 2014-36 ZE 3.00% 6/25/44	4,149,055	4,024,351

NQ-189 [1/15] 3/15 (14103)     1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae Whole Loan REMIC Trust
Series 2002-W1 2A 6.509% 2/25/42 ●	16,090	$19,102
Series 2002-W6 2A 6.902% 6/25/42 ●	31,202	36,235
Series 2003-W1 2A 6.544% 12/25/42 ●	16,279	19,161
Series 2003-W10 1A4 4.505% 6/25/43	22,244	24,407
Series 2003-W15 2A7 5.55% 8/25/43	23,028	24,668
Series 2004-W11 1A2 6.50% 5/25/44	331,256	396,245
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	170,640	193,866
Series 2326 ZQ 6.50% 6/15/31	547,432	626,703
Series 2557 WE 5.00% 1/15/18	1,301,052	1,360,106
Series 2621 QH 5.00% 5/15/33	55,244	60,816
Series 2624 QH 5.00% 6/15/33	25,681	28,274
Series 2717 MH 4.50% 12/15/18	39,899	41,764
Series 2809 DC 4.50% 6/15/19	748,157	780,789
Series 2981 NE 5.00% 5/15/35	18,316	20,347
Series 3123 HT 5.00% 3/15/26	31,538	33,969
Series 3150 EQ 5.00% 5/15/26	41,253	45,210
Series 3232 KF 0.617% 10/15/36 ●	72,599	73,219
Series 3239 EF 0.517% 11/15/36 ●	14,244	14,293
Series 3290 PE 5.50% 3/15/37	349,393	389,332
Series 3416 GK 4.00% 7/15/22	28,503	28,791
Series 3574 D 5.00% 9/15/39	229,132	252,619
Series 3656 PM 5.00% 4/15/40	10,256,203	11,333,976
Series 3804 EH 3.50% 7/15/40	122,601	127,995
Series 4065 DE 3.00% 6/15/32	1,626,000	1,710,383
Series 4122 LI 3.00% 10/15/27 Σ	980,064	114,880
Series 4185 LI 3.00% 3/15/33 Σ	10,050,665	1,416,814
Series 4191 CI 3.00% 4/15/33 Σ	4,112,610	535,877
Series 4217 HI 2.50% 6/15/28 Σ	912,318	85,720
Series 4251 KI 2.50% 4/15/28 Σ	787,992	52,335
Freddie Mac Strips
Series 19 F 1.042% 6/1/28 ●	3,604	3,664
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN2 M2 1.818% 4/25/24 ●	1,505,000	1,474,370
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	94,980	111,996
Series T-54 2A 6.50% 2/25/43 ⧫	25,342	29,937
Series T-58 2A 6.50% 9/25/43 ⧫	559,768	654,920
Series T-60 1A4C 4.689% 3/25/44 ⧫●	2,567	2,577
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	22,952,881

2     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Vendee Mortgage Trust
Series 2000-1 1A 6.441% 1/15/30 ●	19,571	$22,702
Total Agency Collateralized Mortgage Obligations (cost $102,801,595)		103,916,651

Agency Mortgage-Backed Securities – 16.79%
Fannie Mae
6.00% 9/1/17	3,740	3,925
6.50% 8/1/17	39,836	41,473
6.50% 8/1/37	684,854	753,282
7.00% 11/15/16	670	675
Fannie Mae ARM
1.873% 7/1/33 ●	67,630	72,082
1.885% 1/1/36 ●	76,919	81,418
1.976% 11/1/24 ●	2,023	2,117
2.057% 8/1/34 ●	20,269	21,407
2.08% 3/1/38 ●	8,657	9,207
2.088% 9/1/38 ●	440,744	475,832
2.167% 6/1/37 ●	8,909	9,556
2.193% 8/1/36 ●	26,884	28,921
2.238% 4/1/36 ●	731	788
2.247% 4/1/37 ●	1,096,346	1,178,371
2.259% 6/1/36 ●	110,928	119,521
2.268% 7/1/36 ●	2,207	2,411
2.27% 11/1/35 ●	102,594	110,046
2.275% 12/1/33 ●	14,476	15,379
2.277% 10/1/33 ●	78,353	81,773
2.277% 6/1/34 ●	1,186	1,267
2.277% 7/1/36 ●	55,055	59,767
2.311% 4/1/36 ●	330,256	352,960
2.315% 11/1/35 ●	338,440	363,004
2.327% 11/1/32 ●	476	511
2.339% 4/1/36 ●	236,904	254,460
2.397% 6/1/34 ●	69,785	74,372
2.421% 5/1/43 ●	6,087,684	6,191,077
2.546% 6/1/43 ●	1,448,691	1,485,301
3.204% 4/1/44 ●	3,750,786	3,936,269
3.267% 3/1/44 ●	4,613,582	4,872,854
3.31% 9/1/43 ●	4,632,304	4,873,856
4.939% 5/1/36 ●	154,209	166,454
5.141% 8/1/35 ●	73,778	78,904
5.647% 8/1/37 ●	345,693	367,078
Fannie Mae Relocation 15 yr
4.00% 9/1/20	138,909	146,414

NQ-189 [1/15] 3/15 (14103)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 9/1/33	76,207	$83,463
5.00% 11/1/33	41,255	45,170
5.00% 1/1/34	2,563	2,806
5.00% 11/1/34	34,197	37,441
5.00% 4/1/35	70,672	77,388
5.00% 10/1/35	89,628	98,085
5.00% 1/1/36	114,795	125,694
Fannie Mae S.F. 15 yr
2.50% 11/1/27	235,897	244,650
2.50% 2/1/28	11,499,949	11,925,780
2.50% 4/1/28	79,444	82,386
2.50% 5/1/28	1,979,894	2,053,279
3.00% 4/1/27	1,079,116	1,141,884
3.00% 6/1/27	79,153	83,671
3.00% 5/1/28	1,282,817	1,350,946
3.50% 2/1/26	946,199	1,005,765
3.50% 7/1/26	4,589,945	4,908,947
3.50% 3/1/27	158,722	168,698
3.50% 11/1/27	501,816	537,090
3.50% 11/1/28	392,783	420,386
4.00% 3/1/24	27,435	29,058
4.00% 11/1/24	66,811	71,466
4.00% 2/1/25	718,051	763,803
4.00% 5/1/25	1,823,724	1,947,986
4.00% 6/1/25	6,386,313	6,817,658
4.00% 11/1/25	12,408,237	13,296,232
4.00% 12/1/26	3,041,031	3,235,607
4.00% 1/1/27	21,656,313	23,171,986
4.00% 5/1/27	6,664,327	7,132,216
4.00% 8/1/27	3,285,744	3,507,390
4.50% 4/1/18	12,323	12,944
4.50% 7/1/18	21,798	22,906
4.50% 9/1/18	13,282	13,953
4.50% 11/1/18	25,777	27,080
4.50% 2/1/19	28,566	30,062
4.50% 3/1/19	91,431	96,238
4.50% 4/1/20	11,206	11,802
4.50% 7/1/20	164,175	173,646
4.50% 4/1/23	64,132	68,934
4.50% 9/1/24	199,277	212,219
4.50% 11/1/24	72,238	78,064
5.00% 11/1/18	154,869	163,354

4     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 6/1/19	82,839	$87,438
5.00% 12/1/19	245,096	258,524
5.00% 9/1/20	3,313	3,562
5.00% 5/1/21	408,597	435,749
5.00% 12/1/21	41,067	43,729
5.50% 2/1/18	33,632	35,625
5.50% 4/1/19	14,359	15,289
5.50% 5/1/19	43,852	46,450
5.50% 10/1/21	13,197	14,460
5.50% 4/1/23	73,523	80,331
5.50% 6/1/23	52,435	57,523
6.00% 12/1/16	7,327	7,565
6.00% 8/1/17	18,965	19,764
6.00% 12/1/17	4,293	4,428
6.00% 3/1/21	913	987
6.00% 9/1/21	2,306,616	2,558,596
6.00% 2/1/22	48,550	52,804
6.00% 8/1/22	30,825	33,759
6.00% 2/1/23	3,835	4,273
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/30	12,126,000	12,521,422
Fannie Mae S.F. 20 yr
3.00% 10/1/32	21,431	22,622
3.00% 2/1/33	405,077	424,854
3.00% 8/1/33	173,134	181,537
3.00% 4/1/34	123,193	128,982
3.00% 8/1/34	1,278,108	1,336,423
3.50% 11/1/31	53,984	57,440
3.50% 4/1/32	22,772	24,232
3.50% 5/1/32	132,250	140,638
3.50% 8/1/32	620,953	661,013
3.50% 10/1/34	2,735,523	2,904,480
4.00% 12/1/30	234,318	252,638
4.00% 1/1/31	1,113,028	1,200,113
4.00% 2/1/31	2,655,949	2,867,289
4.50% 9/1/23	762,032	826,430
4.50% 4/1/24	7,485	8,115
5.00% 7/1/23	23,198	25,756
5.00% 11/1/23	442,097	488,275
5.00% 12/1/23	201,544	222,595
5.00% 3/1/28	37,313	41,220
5.50% 7/1/23	109,238	122,023

NQ-189 [1/15] 3/15 (14103)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
5.50% 2/1/24	219,826	$245,555
5.50% 12/1/24	334,114	373,254
5.50% 1/1/25	221,699	247,672
5.50% 2/1/25	39,462	44,080
5.50% 7/1/25	31,899	35,633
5.50% 11/1/25	327,684	366,049
5.50% 3/1/27	106,066	118,477
5.50% 3/1/28	436,825	489,079
5.50% 8/1/28	1,697,806	1,900,666
5.50% 12/1/29	468,048	524,287
6.00% 10/1/21	15,240	17,320
6.00% 9/1/29	2,275,728	2,574,521
6.50% 10/1/18	4,235	4,822
6.50% 2/1/19	8,140	9,269
6.50% 5/1/22	5,056	5,757
6.50% 10/1/24	10,856	12,361
6.50% 10/1/27	58,640	66,768
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,382,554	3,503,252
3.00% 10/1/42	54,130,206	56,077,713
3.00% 12/1/42	9,547,412	9,889,750
3.00% 1/1/43	16,000,214	16,570,997
3.00% 2/1/43	1,928,663	1,997,676
3.00% 4/1/43	13,914,009	14,407,824
3.00% 5/1/43	3,052,676	3,159,556
3.50% 4/1/42	10,346	10,943
3.50% 9/1/42	248,079	262,339
3.50% 1/1/43	775,908	820,710
4.00% 5/1/43	562,111	611,588
4.00% 8/1/43	1,421,401	1,538,670
4.00% 7/1/44	14,699,178	16,000,197
4.50% 7/1/36	1,635,971	1,781,563
4.50% 4/1/39	6,182,398	6,721,296
4.50% 4/1/40	4,386,563	4,777,001
4.50% 11/1/40	4,346,750	4,735,089
4.50% 12/1/40	1,588,179	1,731,370
4.50% 3/1/41	8,690,152	9,459,217
4.50% 4/1/41	8,044,860	8,763,919
4.50% 5/1/41	913,618	1,007,931
4.50% 7/1/41	2,075,040	2,259,353
4.50% 8/1/41	2,958	3,221
4.50% 10/1/41	6,191,007	6,748,659

6     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 11/1/41	4,717,408	$5,133,084
4.50% 1/1/42	70,856,577	77,045,819
4.50% 12/1/43	805,685	874,660
4.50% 2/1/44	1,113,620	1,211,118
4.50% 5/1/44	3,593,146	3,904,665
4.50% 6/1/44	4,872,922	5,301,914
5.00% 4/1/33	111,637	123,653
5.00% 7/1/33	118,268	131,129
5.00% 11/1/33	129,431	143,509
5.00% 3/1/34	60,177	66,718
5.00% 4/1/34	307,265	344,584
5.00% 4/1/35	610,566	676,947
5.00% 5/1/35	23,890	26,459
5.00% 6/1/35	3,769	4,180
5.00% 7/1/35	1,410,292	1,563,996
5.00% 8/1/35	615,905	682,799
5.00% 9/1/35	4,767	5,284
5.00% 10/1/35	3,173,378	3,515,819
5.00% 11/1/35	1,403,563	1,554,331
5.00% 7/1/36	3,335	3,697
5.00% 8/1/36	6,438	7,136
5.00% 12/1/36	10,824	11,991
5.00% 4/1/37	817,372	903,531
5.00% 8/1/37	2,244,625	2,488,291
5.00% 2/1/38	988,472	1,095,840
5.00% 5/1/38	39,020	43,276
5.00% 6/1/39	297,096	329,358
5.50% 12/1/32	170,401	191,673
5.50% 2/1/33	2,636,137	2,963,298
5.50% 9/1/33	7,938	8,866
5.50% 3/1/34	230,711	259,479
5.50% 4/1/34	1,006,987	1,131,906
5.50% 5/1/34	432,802	486,902
5.50% 8/1/34	123,783	138,546
5.50% 9/1/34	128,704	144,787
5.50% 11/1/34	984,603	1,107,436
5.50% 12/1/34	643,693	723,896
5.50% 1/1/35	2,651,893	2,981,107
5.50% 2/1/35	699,102	785,851
5.50% 3/1/35	474,489	530,100
5.50% 4/1/35	2,511	2,847
5.50% 5/1/35	8,279	9,294

NQ-189 [1/15] 3/15 (14103)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 6/1/35	771,005	$865,349
5.50% 8/1/35	197,140	221,600
5.50% 9/1/35	2,938	3,296
5.50% 10/1/35	1,796,398	2,014,339
5.50% 11/1/35	8,585	9,619
5.50% 12/1/35	554,192	622,989
5.50% 1/1/36	628,064	704,925
5.50% 3/1/36	37,609	42,067
5.50% 4/1/36	101,055	112,977
5.50% 5/1/36	2,116,204	2,368,695
5.50% 7/1/36	589,874	662,372
5.50% 9/1/36	202,043	227,136
5.50% 11/1/36	2,310,392	2,583,096
5.50% 12/1/36	95,366	106,527
5.50% 1/1/37	3,404,378	3,811,255
5.50% 2/1/37	40,239	44,980
5.50% 4/1/37	6,238,145	6,977,458
5.50% 8/1/37	2,786,647	3,130,267
5.50% 11/1/37	36,711	41,006
5.50% 12/1/37	5,311	5,939
5.50% 1/1/38	275,912	308,197
5.50% 2/1/38	2,370,977	2,658,463
5.50% 3/1/38	1,706,953	1,915,662
5.50% 4/1/38	17,140	19,145
5.50% 5/1/38	238,759	266,697
5.50% 6/1/38	6,816,345	7,616,580
5.50% 7/1/38	47,514	53,074
5.50% 8/1/38	43,312	48,380
5.50% 11/1/38	118,381	132,240
5.50% 12/1/38	599,531	673,384
5.50% 1/1/39	3,557,748	3,986,418
5.50% 9/1/39	8,781	9,818
5.50% 10/1/39	2,657,257	2,970,168
5.50% 11/1/39	20,847	23,286
5.50% 5/1/40	12,173	13,601
5.50% 6/1/40	7,958	8,893
5.50% 7/1/40	2,478,661	2,772,837
5.50% 4/1/41	1,511,982	1,697,981
5.50% 9/1/41	30,398,892	33,961,242
6.00% 7/1/27	7,256	8,309
6.00% 4/1/32	14,529	16,634
6.00% 8/1/34	333,561	380,466

8     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 11/1/34	16,586	$18,917
6.00% 12/1/34	3,767	4,292
6.00% 6/1/35	3,311	3,745
6.00% 7/1/35	77,358	88,156
6.00% 9/1/35	103,187	117,638
6.00% 10/1/35	50,064	57,096
6.00% 11/1/35	28,726	32,808
6.00% 12/1/35	574,457	655,142
6.00% 6/1/36	324,767	368,732
6.00% 7/1/36	27,625	31,379
6.00% 8/1/36	246,318	280,170
6.00% 9/1/36	154,618	175,613
6.00% 12/1/36	338,134	385,266
6.00% 2/1/37	1,013,044	1,148,681
6.00% 3/1/37	33,398	37,854
6.00% 5/1/37	2,771,420	3,141,362
6.00% 6/1/37	176,177	202,070
6.00% 7/1/37	188,362	214,069
6.00% 8/1/37	2,558,409	2,901,065
6.00% 9/1/37	813,769	921,701
6.00% 10/1/37	491,326	556,592
6.00% 11/1/37	479,293	549,347
6.00% 1/1/38	1,357,174	1,537,176
6.00% 3/1/38	1,105	1,267
6.00% 5/1/38	5,021,648	5,691,107
6.00% 6/1/38	398,565	455,595
6.00% 7/1/38	121,493	137,504
6.00% 8/1/38	306,433	347,359
6.00% 9/1/38	854,636	968,270
6.00% 10/1/38	4,053,352	4,600,061
6.00% 11/1/38	777,195	884,978
6.00% 12/1/38	484,119	552,466
6.00% 1/1/39	1,710,595	1,940,387
6.00% 9/1/39	296,081	335,376
6.00% 10/1/39	1,895,729	2,176,299
6.00% 1/1/40	13,269	15,084
6.00% 3/1/40	1,406,341	1,597,040
6.00% 7/1/40	5,581,022	6,329,803
6.00% 9/1/40	1,266,036	1,436,660
6.00% 11/1/40	490,443	562,309
6.00% 5/1/41	8,706,710	9,897,118
6.50% 3/1/32	200	229

NQ-189 [1/15] 3/15 (14103)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 8/1/34	5,205	$5,998
6.50% 1/1/36	37,599	42,927
6.50% 2/1/36	1,212,272	1,481,800
6.50% 3/1/36	56,134	65,523
6.50% 8/1/36	130,878	160,505
6.50% 9/1/36	53,095	60,519
6.50% 11/1/36	430,466	492,552
6.50% 3/1/37	15,190	17,298
6.50% 8/1/37	86,754	100,457
6.50% 9/1/37	880,572	1,012,769
6.50% 11/1/37	1,622	1,846
6.50% 12/1/37	320,070	364,438
6.50% 1/1/38	2,751	3,304
6.50% 10/1/38	39,881	45,409
6.50% 11/1/38	28,768	32,755
6.50% 1/1/39	18,843	21,455
6.50% 6/1/39	6,721	7,727
6.50% 3/1/40	1,078,063	1,244,122
7.00% 8/1/32	69,510	80,553
7.00% 9/1/32	38,552	41,068
7.00% 2/1/36	10,572	11,851
7.00% 4/1/37	8,530	9,684
7.00% 12/1/37	4,494	4,805
7.50% 1/1/31	1,263	1,588
7.50% 3/1/32	19,593	22,915
7.50% 4/1/32	14,751	17,628
7.50% 6/1/34	21,922	25,428
7.50% 10/1/34	15,086	18,690
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/45	219,042,000	225,940,114
3.50% 3/1/45	23,011,000	24,253,773
4.50% 3/1/45	31,532,000	34,181,426
5.50% 2/1/45	11,650,746	13,029,721
Freddie Mac ARM
2.167% 8/1/37 ●	7,263	7,734
2.249% 7/1/36 ●	274,797	295,729
2.25% 2/1/37 ●	572,841	611,847
2.263% 5/1/35 ●	240,135	255,632
2.265% 10/1/36 ●	55,037	58,631
2.266% 12/1/33 ●	37,121	39,355
2.275% 10/1/37 ●	74,200	78,672
2.307% 4/1/34 ●	16,888	17,954

10     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.342% 12/1/33 ●	237,925	$253,375
2.35% 4/1/33 ●	4,957	5,134
2.416% 3/1/36 ●	70,274	75,272
2.536% 1/1/44 ●	4,255,097	4,410,899
3.469% 5/1/42 ●	745,389	789,910
4.884% 8/1/38 ●	66,275	70,547
Freddie Mac Relocation 15 yr
3.50% 10/1/18	38,382	39,458
Freddie Mac Relocation 30 yr
5.00% 9/1/33	142,407	155,837
6.50% 10/1/30	582	621
Freddie Mac S.F. 15 yr
2.50% 3/1/28	1,722,133	1,786,704
3.00% 12/1/26	147,035	155,574
3.50% 10/1/26	992,967	1,065,733
4.00% 12/1/20	53,561	56,636
4.00% 5/1/24	78,378	83,658
4.00% 6/1/24	46,211	49,101
4.00% 5/1/25	506,273	539,435
4.00% 8/1/25	7,049	7,511
4.00% 11/1/26	1,803,017	1,915,598
4.50% 5/1/20	772,388	824,680
4.50% 6/1/20	70,162	74,908
4.50% 10/1/20	18,720	19,986
4.50% 9/1/24	65,018	70,294
4.50% 7/1/25	594,862	643,316
4.50% 6/1/26	1,526,232	1,651,253
5.00% 6/1/18	228,272	241,150
5.00% 10/1/18	24,491	26,089
5.00% 11/1/18	20,687	21,854
5.00% 4/1/20	340,211	362,491
5.00% 7/1/23	95,575	104,408
5.50% 6/1/21	152,890	166,523
5.50% 7/1/21	111,465	121,402
6.00% 4/1/17	5,695	5,908
6.00% 8/1/17	2,215	2,317
6.50% 8/1/16	668	686
Freddie Mac S.F. 20 yr
3.50% 1/1/34	4,785,253	5,082,819
5.00% 10/1/23	72,602	79,956
5.00% 3/1/24	424,544	467,560
5.00% 9/1/25	2,373,649	2,614,137

NQ-189 [1/15] 3/15 (14103)     11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
5.00% 12/1/29	159,095	$175,839
5.50% 1/1/23	11,833	13,189
Freddie Mac S.F. 30 yr
3.00% 10/1/42	4,331,845	4,487,557
3.00% 11/1/42	5,013,970	5,209,420
3.50% 11/1/41	183,055	194,970
3.50% 4/1/42	60,979	64,366
4.50% 7/1/39	1,003,133	1,090,695
4.50% 10/1/39	2,312,613	2,513,595
4.50% 4/1/41	10,087,287	10,968,379
4.50% 3/1/42	9,459,267	10,282,806
4.50% 5/1/44	3,170,609	3,432,257
5.00% 3/1/34	94,684	104,783
5.00% 4/1/35	33,185	36,717
5.00% 6/1/36	18,287	20,183
5.50% 3/1/34	344,802	387,214
5.50% 12/1/34	344,294	387,911
5.50% 1/1/35	3,243	3,639
5.50% 2/1/35	13,930	15,625
5.50% 3/1/36	220,497	247,096
5.50% 6/1/36	245,984	275,534
5.50% 11/1/36	425,029	475,618
5.50% 12/1/36	113,664	127,121
5.50% 1/1/37	25,052	28,039
5.50% 9/1/37	525,697	587,974
5.50% 11/1/37	21,385	23,922
5.50% 4/1/38	1,692,891	1,893,301
5.50% 6/1/38	236,680	264,196
5.50% 7/1/38	1,944,914	2,175,178
5.50% 6/1/39	1,870,249	2,092,106
5.50% 3/1/40	1,370,841	1,533,438
5.50% 8/1/40	1,123,454	1,255,947
5.50% 1/1/41	1,120,820	1,253,217
5.50% 6/1/41	13,544,537	15,140,046
6.00% 12/1/33	11,718	13,234
6.00% 11/1/34	42,115	47,568
6.00% 2/1/36	4,637,003	5,292,445
6.00% 3/1/36	1,273,677	1,453,332
6.00% 4/1/36	23,759	26,813
6.00% 10/1/36	24,682	28,046
6.00% 4/1/37	34,179	38,626
6.00% 8/1/37	24,402	27,578

12     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 10/1/37	15,155	$17,121
6.00% 1/1/38	492,480	555,523
6.00% 6/1/38	1,376,718	1,555,858
6.00% 7/1/38	14,115	15,929
6.00% 8/1/38	3,621,095	4,109,757
6.00% 10/1/38	124,456	141,253
6.00% 5/1/40	630,181	712,260
6.50% 10/1/32	1,344	1,597
6.50% 8/1/36	320	373
6.50% 6/1/37	5,906	6,721
6.50% 8/1/38	294,555	336,914
6.50% 9/1/38	904	1,028
6.50% 4/1/39	659,526	750,480
7.00% 11/1/33	175,464	214,093
Freddie Mac S.F. 30 yr TBA
6.00% 2/1/45	4,783,189	5,405,751
GNMA I S.F. 30 yr
5.00% 6/15/40	715,767	792,644
7.00% 5/15/28	102,248	121,594
7.00% 12/15/34	2,102,675	2,544,386
7.50% 10/15/30	1,428	1,645
7.50% 2/15/32	1,797	2,210
9.50% 9/15/17	1,632	1,691
10.00% 7/15/17	1,660	1,669
Total Agency Mortgage-Backed Securities (cost $977,518,209)		992,909,107

Agency Obligation – 0.12%
Tennessee Valley Authority
2.875% 9/15/24	6,525,000	6,919,521
Total Agency Obligation (cost $6,456,446)		6,919,521

Collateralized Debt Obligation – 0.16%
CIFC Funding
Series 2013-2A A1L 144A 1.403% 4/21/25 #●	10,000,000	9,759,000
Total Collateralized Debt Obligation (cost $9,973,651)		9,759,000

Commercial Mortgage-Backed Securities – 5.48%
Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 ●	1,374,000	1,419,977
Series 2006-4 A4 5.634% 7/10/46	549,876	573,258
Series 2007-4 AM 5.821% 2/10/51 ●	3,670,000	4,009,446

NQ-189 [1/15] 3/15 (14103)     13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
CD Commercial Mortgage Trust
Series 2005-CD1 AM 5.226% 7/15/44 ●	4,366,000	$4,472,142
Series 2005-CD1 C 5.226% 7/15/44 ●	1,620,000	1,649,883
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47 *	5,655,000	6,086,878
Series 2015-GC27 A5 3.137% 2/10/48	6,350,000	6,540,260
Commercial Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	13,400,000	14,623,621
Series 2014-CR20 A4 3.59% 11/10/47	7,005,000	7,525,682
Series 2014-CR20 AM 3.938% 11/10/47	2,570,000	2,758,474
Series 2014-CR21 A3 3.528% 12/10/47	4,560,000	4,875,575
Series 2015-LC19 A4 3.183% 2/10/48	9,075,000	9,399,715
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	15,704,000	18,047,743
Series 2011-LC1A C 144A 5.557% 11/10/46 #●	5,320,000	6,099,327
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.615% 11/25/49 #●	3,210,000	3,523,948
Series 2011-K15 B 144A 4.931% 8/25/44 #●	485,000	542,921
Series 2011-K702 B 144A 4.77% 4/25/44 #●	1,340,000	1,437,070
Series 2011-K703 B 144A 4.884% 7/25/44 #●	4,255,000	4,586,056
Series 2012-K19 B 144A 4.036% 5/25/45 #●	1,130,963	1,208,844
Series 2012-K22 B 144A 3.686% 8/25/45 #●	4,285,000	4,459,584
Series 2012-K22 C 144A 3.686% 8/25/45 #●	3,450,000	3,525,269
Series 2012-K707 B 144A 3.883% 1/25/47 #●	1,715,000	1,799,064
Series 2012-K708 B 144A 3.759% 2/25/45 #●	12,625,000	13,185,550
Series 2012-K708 C 144A 3.759% 2/25/45 #●	1,380,000	1,420,121
Series 2012-K711 B 144A 3.562% 8/25/45 #●	4,740,000	4,924,561
Series 2013-K26 C 144A 3.60% 12/25/45 #●	2,150,000	2,153,606
Series 2013-K31 C 144A 3.627% 7/25/46 #●	6,700,000	6,735,450
Series 2013-K33 B 144A 3.503% 8/25/46 #●	3,285,000	3,372,085
Series 2013-K33 C 144A 3.503% 8/25/46 #●	2,260,000	2,207,005
Series 2013-K712 B 144A 3.368% 5/25/45 #●	14,951,068	15,387,056
Series 2013-K713 B 144A 3.165% 4/25/46 #●	8,315,000	8,480,834
Series 2013-K713 C 144A 3.165% 4/25/46 #●	5,465,000	5,431,483
Series 2014-K716 B 144A 3.954% 8/25/47 #●	2,729,000	2,854,086
Series 2014-K716 C 144A 3.954% 8/25/47 #●	2,755,000	2,831,005
General Electric Capital Commercial Mortgage
Series 2005-C4 A4 5.313% 11/10/45 ●	108,000	109,556
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	1,766,709	1,766,372
Goldman Sachs Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 ●	8,640,000	8,835,523
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	11,230,553

14    NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	$5,299,519
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #*	21,810,000	23,212,099
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	10,480,000	10,541,947
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	9,470,000	9,629,229
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	6,458,166	6,463,326
Series 2014-C22 B 4.562% 9/15/47 ●	1,600,000	1,756,979
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.548% 8/12/37 ●	1,765,000	1,940,863
Series 2005-LDP5 D 5.383% 12/15/44 ●	2,895,000	2,970,707
Series 2006-LDP8 AM 5.44% 5/15/45	12,218,000	12,951,825
Series 2011-C5 C 144A 5.323% 8/15/46 #●	3,780,000	4,289,714
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	562,679	570,963
Series 2006-C6 AJ 5.452% 9/15/39 ●	6,325,000	6,653,381
Series 2006-C6 AM 5.413% 9/15/39	4,265,000	4,529,460
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	2,470,000	2,727,391
Series 2014-C19 AS 3.832% 12/15/47	1,513,000	1,612,474
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.201% 11/14/42 ●	5,235,000	5,345,469
Series 2005-HQ7 C 5.201% 11/14/42 ●	5,840,000	5,889,920
Series 2006-T21 B 144A 5.313% 10/12/52 #●	2,000,000	2,066,928
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	7,090,000	7,535,727
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,739,301
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	3,035,000	3,347,972
Total Commercial Mortgage-Backed Securities (cost $319,039,903)		324,164,777

Convertible Bonds – 1.43%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	3,704,000	3,523,430
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	924,000	955,185
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,653,000	2,790,624
BioMarin Pharmaceutical 1.50% exercise price $94.15,
expiration date 10/13/20 *	1,763,000	2,278,677

NQ-189 [1/15] 3/15 (14103)     15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18 *	3,219,000	$3,383,974
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	845,000	792,716
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	1,736,000	1,658,965
Cardtronics 1.00% exercise price $52.35, expiration date
11/27/20 *	3,078,000	2,902,939
Cemex SAB de CV 3.25% exercise price $9.65, expiration
date 3/9/16	1,785,000	1,943,419
Chesapeake Energy 2.25% exercise price $80.28,
expiration date 12/14/38	1,000,000	933,125
Chesapeake Energy 2.50% exercise price $47.77,
expiration date 5/15/37	13,000	12,675
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	1,864,000	2,232,140
Energy XXI 3.00% exercise price $40.40, expiration date
12/13/18	3,179,000	985,490
Gain Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18	925,000	896,094
General Cable 4.50% exercise price $34.47, expiration
date 11/15/29 ϕ	2,850,000	1,811,531
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	765,000	3,522,829
Hologic 2.00% exercise price $31.17, expiration date
2/27/42 *ϕ	1,522,000	1,808,326
Illumina 0.25% exercise price $83.55, expiration date
3/11/16	598,000	1,397,454
Intel 3.25% exercise price $21.71, expiration date 8/1/39	980,000	1,594,955
j2 Global 3.25% exercise price $69.37, expiration date
6/14/29 *	2,885,000	3,070,722
Jefferies Group 3.875% exercise price $45.06, expiration
date 10/31/29	1,860,000	1,920,450
Lexington Realty Trust 144A 6.00% exercise price $6.60,
expiration date 1/11/30 #	871,000	1,464,913
Liberty Interactive 0.75% exercise price $1,000.00,
expiration date 3/30/43	3,077,000	4,015,485
Liberty Interactive 144A 1.00% exercise price $74.31,
expiration date 9/28/43 #	2,202,000	2,493,765
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	2,585,000	2,698,094
Mylan 3.75% exercise price $13.32, expiration date
9/15/15	748,000	2,981,247
Novellus Systems 2.625% exercise price $34.86,
expiration date 5/14/41	1,741,000	3,853,051

16     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	3,385,000	$4,262,984
NXP Semiconductors 144A 1.00% exercise price $102.84,
expiration date 11/27/19 #	1,530,000	1,650,487
Peabody Energy 4.75% exercise price $57.62, expiration
date 12/15/41 *	5,393,000	2,588,640
PROS Holdings 144A 2.00% exercise price $33.79,
expiration date 11/27/19 #	1,564,000	1,551,293
RTI International Metals 1.625% exercise price $40.72,
expiration date 10/10/19 *	2,813,000	2,610,816
SanDisk 1.50% exercise price $51.36, expiration date
8/11/17	1,609,000	2,500,989
Spirit Realty Capital 3.75% exercise price $13.10,
expiration date 5/13/21 *	1,955,000	2,005,107
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19 *	1,919,000	1,391,275
TPG Specialty Lending 144A 4.50% exercise price $25.83,
expiration date 12/15/19 #	2,258,000	2,238,243
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	1,117,000	754,673
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20	1,996,000	2,136,967
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 ●	938,000	1,334,501
VeriSign 4.086% exercise price $34.37, expiration date
8/15/37	863,000	1,426,647
Total Convertible Bonds (cost $80,016,454)		84,374,897

Corporate Bonds – 49.81%
Automotive – 0.54%
American Axle & Manufacturing 6.25% 3/15/21	4,810,000	5,152,713
Ford Motor 7.45% 7/16/31	9,269,000	13,151,117
Gates Global 144A 6.00% 7/15/22 #	3,820,000	3,600,350
International Automotive Components Group 144A
9.125% 6/1/18 #	89,000	92,560
Lear 5.25% 1/15/25	2,785,000	2,854,625
Meritor 6.75% 6/15/21	2,195,000	2,288,287
TRW Automotive 144A 4.50% 3/1/21 #	4,570,000	4,627,125
		31,766,777
Banking – 6.02%
Akbank TAS 144A 4.00% 1/24/20 #	5,895,000	5,852,261
ANZ New Zealand International 144A 2.60% 9/23/19 #	1,300,000	1,338,645
Banco de Costa Rica 144A 5.25% 8/12/18 #	3,500,000	3,517,500
Banco Santander Mexico 144A 5.95% 1/30/24 #*●	5,215,000	5,449,675

NQ-189 [1/15] 3/15 (14103)     17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Bancolombia 5.95% 6/3/21		3,825,000	$4,198,320
Bank of America 4.25% 10/22/26		16,180,000	16,824,417
Bank of Georgia 144A 7.75% 7/5/17 #		1,645,000	1,669,675
Barclays 2.75% 11/8/19		4,315,000	4,408,372
Barclays Bank 7.625% 11/21/22		5,770,000	6,447,975
BB&T
2.45% 1/15/20		11,775,000	12,059,743
3.95% 3/22/22		250,000	271,366
BBVA Banco Continental 144A 5.00% 8/26/22 #		3,075,000	3,274,875
BBVA Bancomer 144A 6.50% 3/10/21 #		7,925,000	8,824,487
Branch Banking & Trust
0.561% 9/13/16 ●		5,010,000	4,987,515
3.80% 10/30/26		10,605,000	11,391,074
City National 5.25% 9/15/20		5,655,000	6,563,843
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	8,100,000	1,111,241
4.25% 1/13/22	AUD	1,469,000	1,199,047
4.625% 12/1/23 *		6,315,000	6,923,198
Credit Suisse 144A 6.50% 8/8/23 #		9,325,000	10,380,487
Credit Suisse Group 144A 7.50% 12/11/49 #●		1,255,000	1,321,181
Credit Suisse New York 3.00% 10/29/21		2,230,000	2,291,483
Export-Import Bank of China
144A 2.50% 7/31/19 #		5,370,000	5,445,083
144A 3.625% 7/31/24 #		5,555,000	5,892,738
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	790,000	647,516
144A 3.00% 5/22/18 #	NOK	1,400,000	190,408
Goldman Sachs Group
3.55% 2/12/21	CAD	3,000,000	2,525,113
4.035% 8/21/19 ●	AUD	2,390,000	1,876,533
5.20% 12/17/19	NZD	5,549,000	4,128,173
6.15% 4/1/18		8,605,000	9,728,400
HSBC Holdings 5.625% 12/29/49 *●		6,830,000	6,932,450
HSBC New Zealand 4.56% 12/10/18 ●	NZD	3,300,000	2,423,504
JPMorgan Chase
0.886% 1/28/19 ●		2,985,000	2,970,353
3.50% 12/18/26	GBP	986,000	1,647,130
4.125% 12/15/26		16,185,000	16,832,805
4.25% 11/2/18	NZD	5,735,000	4,219,271
6.75% 1/29/49 ●		4,715,000	5,067,149
KeyBank 6.95% 2/1/28		17,740,000	24,254,217

18    NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Lloyds Banking Group
4.50% 11/4/24		7,080,000	$7,465,796
7.50% 4/30/49 *●		9,475,000	9,711,875
Morgan Stanley
1.106% 1/24/19 ●		3,119,000	3,112,250
2.65% 1/27/20		3,260,000	3,313,956
3.125% 8/5/21	CAD	999,000	820,361
4.35% 9/8/26		8,515,000	8,922,468
5.00% 9/30/21	AUD	1,489,000	1,238,739
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●		8,540,000	8,861,369
PNC Bank 3.30% 10/30/24		6,410,000	6,774,280
PNC Preferred Funding Trust II 144A 1.463% 3/31/49 #●		13,900,000	13,135,500
Santander Holdings USA 3.45% 8/27/18		5,675,000	5,938,155
Santander UK 144A 5.00% 11/7/23 #		5,085,000	5,502,402
Siam Commercial Bank 144A 3.50% 4/7/19 #		4,560,000	4,740,079
SVB Financial Group 3.50% 1/29/25		40,000	40,006
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		6,858,000	7,012,305
US Bank 2.80% 1/27/25		250,000	255,559
USB Capital IX 3.50% 10/29/49 ●		27,182,000	22,595,037
USB Realty 144A 1.40% 12/22/49 #●		4,485,000	4,110,503
Wells Fargo
3.50% 9/12/29	GBP	1,700,000	2,818,722
4.75% 8/27/24	AUD	2,030,000	1,708,635
5.875% 12/29/49 ●		2,380,000	2,493,050
Woori Bank
144A 2.875% 10/2/18 #		7,180,000	7,372,776
144A 4.75% 4/30/24 #		6,370,000	6,900,022
Zions Bancorp 4.50% 6/13/23		5,355,000	5,772,353
			355,703,421
Basic Industry – 4.78%
AK Steel 7.625% 5/15/20		2,739,000	2,376,083
ArcelorMittal
6.125% 6/1/18		2,072,000	2,206,680
10.60% 6/1/19		12,195,000	14,621,805
Axalta Coating Systems U.S. Holdings 144A
7.375% 5/1/21 #*		4,885,000	5,239,163
Braskem Finance 6.45% 2/3/24		5,900,000	5,767,250
Builders FirstSource 144A 7.625% 6/1/21 #		2,360,000	2,383,600
Celanese U.S. Holdings 4.625% 11/15/22		3,260,000	3,268,150
CF Industries
5.15% 3/15/34		2,580,000	2,928,850

NQ-189 [1/15] 3/15 (14103)     19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
CF Industries
5.375% 3/15/44	7,595,000	$8,754,719
6.875% 5/1/18	18,334,000	20,992,888
7.125% 5/1/20	2,841,000	3,445,818
Consolidated Energy Finance 144A 6.75% 10/15/19 #	5,484,000	5,292,060
Dow Chemical
3.50% 10/1/24	2,515,000	2,591,436
8.55% 5/15/19	33,036,000	41,642,109
Eastman Chemical 2.70% 1/15/20	5,325,000	5,452,832
Fibria Overseas Finance 5.25% 5/12/24	4,375,000	4,418,750
First Quantum Minerals 144A 7.00% 2/15/21 #	47,000	39,597
FMG Resources August 2006
144A 6.875% 4/1/22 #*	15,158,000	11,955,873
144A 8.25% 11/1/19 #	1,030,000	917,987
Freeport-McMoRan
4.00% 11/14/21	4,535,000	4,293,870
4.55% 11/14/24 *	7,385,000	6,762,526
Georgia-Pacific 8.00% 1/15/24	16,321,000	22,184,433
Gerdau Holdings 144A 7.00% 1/20/20 #	2,400,000	2,604,000
HD Supply
7.50% 7/15/20	2,684,000	2,824,910
11.50% 7/15/20	1,765,000	2,020,925
International Paper
4.80% 6/15/44	975,000	1,068,714
6.00% 11/15/41	815,000	1,027,215
Inversiones CMPC 144A 6.125% 11/5/19 #	2,460,000	2,752,039
LSB Industries 7.75% 8/1/19	725,000	750,375
Lundin Mining 144A 7.50% 11/1/20 #	2,945,000	2,922,913
LyondellBasell Industries 5.75% 4/15/24	9,535,000	11,296,029
Methanex 4.25% 12/1/24	7,600,000	7,639,216
Mexichem 144A 5.875% 9/17/44 #	1,700,000	1,663,450
MMC Norilsk Nickel 144A 5.55% 10/28/20 #	2,362,000	2,073,127
New Gold 144A 6.25% 11/15/22 #	232,000	230,260
Nortek 8.50% 4/15/21	5,564,000	5,939,570
Novelis 8.75% 12/15/20	5,145,000	5,543,737
OCP
144A 5.625% 4/25/24 #	6,515,000	7,126,563
144A 6.875% 4/25/44 #	3,925,000	4,464,687
Phosagro 144A 4.204% 2/13/18 #	5,322,000	4,709,970
PolyOne 5.25% 3/15/23	3,470,000	3,539,400
PPG Industries 2.30% 11/15/19	4,405,000	4,482,524
Rock-Tenn 3.50% 3/1/20	4,841,000	5,026,657

20     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rockwood Specialties Group 4.625% 10/15/20	3,950,000	$4,122,813
Ryerson
9.00% 10/15/17	3,784,000	3,859,680
11.25% 10/15/18	1,060,000	1,123,600
TPC Group 144A 8.75% 12/15/20 #	2,852,000	2,616,710
Vedanta Resources 144A 6.00% 1/31/19 #*	1,670,000	1,503,000
Weyerhaeuser 4.625% 9/15/23	6,715,000	7,481,309
Yamana Gold 4.95% 7/15/24	4,790,000	4,860,432
		282,810,304
Brokerage – 0.25%
Jefferies Group
5.125% 1/20/23	6,490,000	6,717,254
6.45% 6/8/27	3,815,000	4,084,190
6.50% 1/20/43	2,455,000	2,535,355
Lazard Group 4.25% 11/14/20	1,255,000	1,355,490
		14,692,289
Capital Goods – 1.00%
Accudyne Industries 144A 7.75% 12/15/20 #	3,060,000	2,792,250
Berry Plastics 5.50% 5/15/22	1,700,000	1,740,375
BWAY Holding 144A 9.125% 8/15/21 #	5,635,000	5,656,131
Cemex
144A 7.25% 1/15/21 #	2,175,000	2,251,125
144A 9.50% 6/15/18 #	2,845,000	3,101,050
Cemex SAB de CV 144A 5.875% 3/25/19 #*	1,790,000	1,807,005
Consolidated Container 144A 10.125% 7/15/20 #	3,016,000	2,608,840
Crane
2.75% 12/15/18	1,660,000	1,703,288
4.45% 12/15/23	6,850,000	7,487,749
Ingersoll-Rand Global Holding 4.25% 6/15/23	12,055,000	13,092,694
Milacron 144A 7.75% 2/15/21 #	3,335,000	3,426,713
Parker-Hannifin 3.30% 11/21/24	410,000	437,028
Plastipak Holdings 144A 6.50% 10/1/21 #	3,655,000	3,664,137
Reynolds Group Issuer 8.25% 2/15/21	2,330,000	2,379,513
TransDigm 7.50% 7/15/21	3,825,000	4,073,625
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,055,000	3,100,825
		59,322,348
Communications – 8.38%
Altice
144A 7.625% 2/15/25 #	900,000	900,000
144A 7.75% 5/15/22 #	2,770,000	2,873,875
Altice Financing 144A 6.625% 2/15/23 #	550,000	567,187
America Movil 5.00% 3/30/20	10,870,000	12,209,727

NQ-189 [1/15] 3/15 (14103)     21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
American Tower Trust I
144A 1.551% 3/15/43 #		4,240,000	$4,223,960
144A 3.07% 3/15/23 #		10,205,000	10,433,194
AT&T 4.80% 6/15/44		14,560,000	15,587,921
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,770,624
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #		8,185,000	9,277,452
Brasil Telecom 144A 5.75% 2/10/22 #*		4,818,000	4,233,817
British Sky Broadcasting Group 144A 3.75% 9/16/24 #		10,730,000	11,247,089
CC Holdings GS V 3.849% 4/15/23		4,955,000	5,093,309
CCO Holdings 5.25% 9/30/22		4,068,000	4,098,510
CCOH Safari 5.75% 12/1/24		830,000	843,487
CenturyLink
5.80% 3/15/22		12,355,000	13,065,413
6.75% 12/1/23 *		3,120,000	3,494,400
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		3,245,000	3,391,025
Columbus International 144A 7.375% 3/30/21 #		8,505,000	8,781,413
Comcast
3.375% 2/15/25		2,400,000	2,544,859
4.75% 3/1/44		1,760,000	2,131,745
Cox Communications
144A 3.85% 2/1/25 #		11,115,000	11,606,339
144A 4.80% 2/1/35 #		720,000	794,201
Crown Castle Towers 144A 4.883% 8/15/20 #		25,685,000	28,537,961
CSC Holdings 144A 5.25% 6/1/24 #		4,310,000	4,336,937
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,482,249
Digicel Group 144A 8.25% 9/30/20 #		10,574,000	10,341,372
DIRECTV Holdings 3.95% 1/15/25		12,150,000	12,777,803
DISH DBS 5.00% 3/15/23		4,995,000	4,920,075
Equinix
4.875% 4/1/20		2,245,000	2,301,125
5.375% 4/1/23		3,545,000	3,695,663
Gray Television 7.50% 10/1/20		4,780,000	4,935,350
Grupo Televisa 5.00% 5/13/45		4,145,000	4,415,586
Historic TW 6.875% 6/15/18		24,654,000	28,778,762
Hughes Satellite Systems 7.625% 6/15/21		2,255,000	2,463,587
Intelsat Luxembourg
7.75% 6/1/21		2,665,000	2,651,675
8.125% 6/1/23		7,800,000	7,917,000
Lamar Media 5.00% 5/1/23		4,740,000	4,799,250
Level 3 Financing 144A 5.375% 8/15/22 #		3,690,000	3,754,575

22     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
MDC Partners 144A 6.75% 4/1/20 #		3,290,000	$3,446,275
Millicom International Cellular 144A 6.625% 10/15/21 #		4,645,000	4,772,737
MTN Mauritius Investments 144A 4.755% 11/11/24 #		5,150,000	5,227,250
MTS International Funding 144A 8.625% 6/22/20 #		4,300,000	4,156,638
Nielsen Luxembourg 144A 5.50% 10/1/21 #		2,040,000	2,106,300
Numericable 144A 6.00% 5/15/22 #		1,955,000	2,002,213
Omnicom Group 3.65% 11/1/24		12,480,000	13,077,705
Orange 5.50% 2/6/44		6,900,000	8,666,386
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,268,640
144A 2.898% 10/15/19 #		405,000	412,227
SES 144A 3.60% 4/4/23 #		10,649,000	11,144,754
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		12,385,000	14,956,968
Sinclair Television Group 5.375% 4/1/21		5,120,000	5,158,400
Sprint
7.125% 6/15/24		5,035,000	4,921,713
7.25% 9/15/21		2,870,000	2,880,045
7.875% 9/15/23		1,145,000	1,166,469
Telefonica Emisiones 4.57% 4/27/23		14,024,000	15,771,559
Telemar Norte Leste 144A 5.50% 10/23/20 #*		4,160,000	3,754,400
Time Warner 4.70% 1/15/21		250,000	281,299
Time Warner Cable
4.00% 9/1/21		2,940,000	3,202,760
4.50% 9/15/42		1,865,000	1,997,014
8.25% 4/1/19		13,981,000	17,323,158
T-Mobile USA
6.125% 1/15/22		1,340,000	1,383,550
6.625% 11/15/20		2,848,000	2,971,888
6.836% 4/28/23 *		7,245,000	7,580,081
Unitymedia Hessen 144A 5.00% 1/15/25 #		1,135,000	1,160,537
Unitymedia KabelBW 144A 6.125% 1/15/25 #		2,960,000	3,122,800
Verizon Communications
3.00% 11/1/21		10,345,000	10,511,586
3.25% 2/17/26	EUR	2,606,000	3,516,854
4.40% 11/1/34		8,365,000	8,882,484
5.15% 9/15/23		10,060,000	11,543,075
Viacom 4.85% 12/15/34		19,665,000	21,073,978
Vimpel Communications 144A 7.748% 2/2/21 #		9,019,000	7,756,340
Virgin Media Finance 144A 6.375% 4/15/23 #		3,270,000	3,498,900
VTR Finance 144A 6.875% 1/15/24 #		7,295,000	7,331,840
Wind Acquisition Finance 144A 7.375% 4/23/21 #		3,155,000	3,068,237

NQ-189 [1/15] 3/15 (14103)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Windstream
7.50% 6/1/22		49,000	$49,061
7.50% 4/1/23		1,375,000	1,369,844
7.75% 10/1/21		2,300,000	2,346,000
WPP Finance 2010 5.625% 11/15/43		4,910,000	6,080,883
			495,221,365
Consumer Cyclical – 3.68%
Alfa 144A 5.25% 3/25/24 #		6,010,000	6,262,420
Alibaba Group Holding 144A 3.125% 11/28/21 #		10,445,000	10,588,253
Amazon.com 4.80% 12/5/34		4,470,000	4,986,249
Bed Bath & Beyond 4.915% 8/1/34		6,270,000	6,745,322
Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19 #*❆		3,445,000	2,919,637
Daimler 2.75% 12/10/18	NOK	14,510,000	2,001,569
Delphi
4.15% 3/15/24		5,120,000	5,519,672
6.125% 5/15/21		3,685,000	4,012,044
Expedia 4.50% 8/15/24 *		2,860,000	2,971,320
Ford Motor Credit
3.664% 9/8/24		3,700,000	3,837,832
5.875% 8/2/21		205,000	242,778
General Motors
3.50% 10/2/18		6,545,000	6,741,350
5.00% 4/1/35		4,595,000	4,973,403
General Motors Financial
3.15% 1/15/20		1,470,000	1,491,478
4.00% 1/15/25		2,605,000	2,667,252
4.375% 9/25/21		4,490,000	4,765,013
Host Hotels & Resorts
3.75% 10/15/23		8,335,000	8,575,665
4.75% 3/1/23		9,710,000	10,559,256
5.875% 6/15/19		3,020,000	3,165,646
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,053,070
144A 2.55% 2/6/19 #		275,000	278,868
International Game Technology 5.35% 10/15/23		8,654,000	8,851,718
INVISTA Finance 144A 4.25% 10/15/19 #		6,085,000	6,107,819
Landry’s 144A 9.375% 5/1/20 #		1,579,000	1,705,320
Magna International 3.625% 6/15/24		8,410,000	8,806,220
Netflix 144A 5.75% 3/1/24 #		4,400,000	4,576,000
P.F. Chang’s China Bistro 144A 10.25% 6/30/20 #		1,281,000	1,284,203
Pantry 8.375% 8/1/20		94,000	103,400
Party City Holdings 8.875% 8/1/20		69,000	74,865

24     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
QVC
4.375% 3/15/23		11,250,000	$11,610,686
5.45% 8/15/34		7,680,000	7,844,168
SACI Falabella 144A 4.375% 1/27/25 #		2,620,000	2,612,735
Sally Holdings 5.75% 6/1/22		4,201,000	4,516,075
Signet UK Finance 4.70% 6/15/24		7,955,000	8,257,115
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		4,225,000	4,427,707
4.50% 10/1/34		2,620,000	2,834,091
Tenedora Nemak 144A 5.50% 2/28/23 #*		7,940,000	8,078,950
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	225,478
3.04% 12/20/16	NZD	2,810,000	2,015,520
TRW Automotive 144A 4.45% 12/1/23 #		9,055,000	9,145,550
Tupy Overseas 144A 6.625% 7/17/24 #		5,455,000	5,032,237
Volvo Treasury 1.518% 3/1/17 ●	SEK	10,400,000	1,275,420
Walgreens Boots Alliance 3.80% 11/18/24		6,515,000	6,903,138
Wyndham Worldwide
4.25% 3/1/22		4,510,000	4,757,410
5.625% 3/1/21		6,270,000	7,175,306
			217,579,228
Consumer Non-Cyclical – 3.44%
Amgen 4.00% 9/13/29	GBP	1,271,000	2,175,499
Bayer U.S. Finance 144A 2.375% 10/8/19 #		3,770,000	3,867,409
Becton Dickinson 3.734% 12/15/24		7,025,000	7,498,562
Boston Scientific 6.00% 1/15/20		12,055,000	13,887,734
BRF 144A 3.95% 5/22/23 #		5,495,000	5,273,551
CareFusion 6.375% 8/1/19		18,330,000	21,586,343
Celgene
3.95% 10/15/20		10,850,000	11,784,608
4.625% 5/15/44		3,360,000	3,753,580
ENA Norte Trust 144A 4.95% 4/25/23 #		4,211,950	4,296,189
Gilead Sciences
3.50% 2/1/25		6,495,000	6,980,527
4.50% 2/1/45		2,155,000	2,485,687
Gruma SAB de CV 144A 4.875% 12/1/24 #		2,700,000	2,828,250
HCA 5.375% 2/1/25		7,185,000	7,418,513
JBS Investments 144A 7.75% 10/28/20 #		10,215,000	10,569,461
McKesson 3.796% 3/15/24		11,960,000	12,826,669
Medtronic
144A 3.15% 3/15/22 #		4,085,000	4,287,428

NQ-189 [1/15] 3/15 (14103)     25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Medtronic
144A 3.50% 3/15/25 #	8,230,000	$8,723,586
144A 4.375% 3/15/35 #	4,270,000	4,753,424
Minerva Luxembourg 144A 7.75% 1/31/23 #	2,260,000	2,180,900
Omnicare
4.75% 12/1/22	140,000	145,600
5.00% 12/1/24	1,355,000	1,415,975
Pernod-Ricard 144A 5.75% 4/7/21 #	5,860,000	6,858,649
Perrigo
4.00% 11/15/23 *	9,210,000	9,788,342
5.30% 11/15/43	2,095,000	2,478,858
Prestige Brands 144A 5.375% 12/15/21 #	4,170,000	4,097,025
Smithfield Foods 6.625% 8/15/22	1,730,000	1,842,450
Spectrum Brands
6.375% 11/15/20	4,575,000	4,872,375
6.625% 11/15/22	68,000	72,930
Sysco 4.35% 10/2/34	3,325,000	3,633,756
Thermo Fisher Scientific
2.40% 2/1/19	7,067,000	7,214,149
3.30% 2/15/22	6,370,000	6,627,966
Zimmer Holdings 4.625% 11/30/19	15,621,000	17,438,456
		203,664,451
Electric – 5.22%
AES Gener
144A 5.25% 8/15/21 #	3,140,000	3,348,141
144A 8.375% 12/18/73 #*●	4,962,000	5,383,770
Ameren Illinois
3.25% 3/1/25	5,155,000	5,483,358
9.75% 11/15/18	16,140,000	20,854,381
American Electric Power 2.95% 12/15/22	2,225,000	2,269,754
American Transmission Systems 144A 5.25% 1/15/22 #	19,970,000	22,960,787
Berkshire Hathaway Energy 144A 4.50% 2/1/45 #	3,525,000	4,025,518
CMS Energy 6.25% 2/1/20	7,690,000	9,083,028
ComEd Financing III 6.35% 3/15/33	8,849,000	9,139,752
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	4,575,000	4,851,787
Dominion Resources 3.625% 12/1/24	4,470,000	4,733,587
DTE Energy 2.40% 12/1/19	5,730,000	5,859,704
Duquesne Light Holdings 5.50% 8/15/15	3,168,000	3,244,029
E.CL 144A 5.625% 1/15/21 #	3,808,000	4,216,446
Electricite de France
144A 4.60% 1/27/20 #	2,485,000	2,793,654
144A 5.25% 1/29/49 #●	13,805,000	14,529,763

26     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Empresa Nacional De Electricidad 4.25% 4/15/24		3,345,000	$3,460,403
Enel 144A 8.75% 9/24/73 #●		9,610,000	11,433,497
Entergy Arkansas 3.70% 6/1/24		2,220,000	2,429,759
Entergy Louisiana 4.05% 9/1/23		13,970,000	15,535,352
Exelon Generation 2.95% 1/15/20		460,000	468,360
Great Plains Energy
4.85% 6/1/21		4,610,000	5,200,776
5.292% 6/15/22		4,490,000	5,244,531
Integrys Energy Group 6.11% 12/1/66 *●		10,010,000	10,069,349
IPALCO Enterprises 5.00% 5/1/18		5,745,000	6,147,150
ITC Holdings 3.65% 6/15/24 *		7,450,000	7,940,068
LG&E & KU Energy
3.75% 11/15/20		9,222,000	9,866,277
4.375% 10/1/21		15,285,000	16,927,205
National Rural Utilities Cooperative Finance
2.85% 1/27/25		3,485,000	3,562,830
4.75% 4/30/43 ●		9,740,000	9,696,170
NextEra Energy Capital Holdings
2.40% 9/15/19		5,700,000	5,824,927
3.625% 6/15/23		4,580,000	4,826,830
NV Energy 6.25% 11/15/20		10,843,000	12,988,439
Pennsylvania Electric 5.20% 4/1/20		9,308,000	10,465,841
Public Service of Oklahoma 5.15% 12/1/19		13,585,000	15,491,777
Puget Energy 6.00% 9/1/21		4,685,000	5,607,856
SCANA 4.125% 2/1/22		7,385,000	7,944,318
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		2,885,000	3,076,307
Transelec 144A 4.25% 1/14/25 #		4,525,000	4,610,441
Wisconsin Energy 6.25% 5/15/67 ●		7,162,000	7,201,448
			308,797,370
Energy – 6.52%
AmeriGas Finance 7.00% 5/20/22		2,724,000	2,867,010
Anadarko Petroleum 3.45% 7/15/24 *		4,860,000	4,940,856
BHP Billiton Finance 3.25% 9/25/24	GBP	812,000	1,316,502
Bristow Group 6.25% 10/15/22		3,735,000	3,576,263
California Resources
144A 5.50% 9/15/21 #		1,330,000	1,123,850
144A 6.00% 11/15/24 #*		1,590,000	1,301,813
Canadian Natural Resources 3.90% 2/1/25 *		6,275,000	6,226,507
Chaparral Energy 7.625% 11/15/22		769,000	453,710
Chesapeake Energy 5.75% 3/15/23 *		4,665,000	4,851,600
Cimarex Energy 4.375% 6/1/24		3,180,000	3,027,964
CNOOC Finance 2012 144A 3.875% 5/2/22 #		4,955,000	5,168,640

NQ-189 [1/15] 3/15 (14103)     27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
CNOOC Nexen Finance 2014 4.25% 4/30/24	3,860,000	$4,164,322
ConocoPhillips
3.35% 11/15/24	6,890,000	7,205,286
4.30% 11/15/44	2,795,000	3,061,101
Continental Resources 4.50% 4/15/23	15,405,000	14,598,440
Dominion Gas Holdings 3.60% 12/15/24	7,740,000	8,239,602
Drill Rigs Holdings 144A 6.50% 10/1/17 #	2,889,000	2,289,533
Enbridge Energy Partners 8.05% 10/1/37 ●	16,755,000	18,388,613
Energy Transfer Partners
5.15% 2/1/43	2,710,000	2,845,191
5.95% 10/1/43	8,340,000	9,598,197
9.70% 3/15/19	8,018,000	10,195,200
EnLink Midstream Partners 5.05% 4/1/45	3,930,000	4,024,351
Enterprise Products Operating
7.034% 1/15/68 ●	20,274,000	22,113,440
8.375% 8/1/66 ●	1,492,000	1,578,344
Exterran Partners 6.00% 4/1/21	1,155,000	993,300
Halcon Resources 8.875% 5/15/21 *	1,662,000	1,113,540
KazMunayGas National 144A 6.375% 4/9/21 #*	2,245,000	2,222,550
Kinder Morgan 144A 5.00% 2/15/21 #	3,485,000	3,716,993
Kinder Morgan Energy Partners 9.00% 2/1/19	15,367,000	18,833,073
Laredo Petroleum 7.375% 5/1/22	3,602,000	3,466,925
Lukoil International Finance 144A 3.416% 4/24/18 #	3,560,000	2,999,300
Marathon Petroleum 4.75% 9/15/44	4,765,000	4,697,204
Murphy Oil USA 6.00% 8/15/23	4,130,000	4,388,125
Newfield Exploration 5.625% 7/1/24	8,180,000	8,118,650
Noble Energy
3.90% 11/15/24 *	3,835,000	3,880,111
5.05% 11/15/44	4,690,000	4,791,342
Oasis Petroleum 6.875% 3/15/22 *	3,120,000	2,887,950
ONGC Videsh
3.25% 7/15/19	4,900,000	4,983,452
4.625% 7/15/24 *	2,000,000	2,112,400
Pacific Rubiales Energy
144A 5.375% 1/26/19 #*	4,710,000	3,108,600
144A 5.625% 1/19/25 #*	5,769,000	3,302,753
PDC Energy 7.75% 10/15/22	1,273,000	1,234,810
Pertamina Persero 144A 4.875% 5/3/22 #	2,590,000	2,682,722
Petrobras Global Finance
3.00% 1/15/19	420,000	359,642
4.875% 3/17/20	6,995,000	6,190,575
Petrobras International Finance 5.375% 1/27/21	6,036,000	5,453,164

28     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
144A 4.25% 1/15/25 #		2,030,000	$2,004,219
6.50% 6/2/41		3,250,000	3,652,675
Plains All American Pipeline 8.75% 5/1/19		13,239,000	16,666,484
Pride International 6.875% 8/15/20		30,655,000	34,718,382
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #●		4,945,000	4,839,919
Statoil 3.25% 11/10/24		7,930,000	8,347,673
Suburban Propane Partners 7.375% 8/1/21		1,449,000	1,539,563
Sunoco Logistics Partners Operations
3.45% 1/15/23		2,550,000	2,524,681
5.35% 5/15/45		8,560,000	9,179,804
Talisman Energy 5.50% 5/15/42		18,390,000	18,283,963
TransCanada PipeLines
3.75% 10/16/23		1,000,000	1,050,406
6.35% 5/15/67 ●		16,140,000	15,615,450
Williams 4.55% 6/24/24		4,645,000	4,319,813
Williams Partners 7.25% 2/1/17		12,358,000	13,619,838
Woodside Finance 144A 8.75% 3/1/19 #		10,406,000	12,976,344
YPF 7.732% 8/15/18 ●		1,323,528	1,316,910
			385,349,640
Finance Companies – 0.99%
Aviation Capital Group 144A 6.75% 4/6/21 #		4,630,000	5,231,900
Corp Financiera de Desarrollo
144A 4.75% 2/8/22 #		1,545,000	1,637,700
144A 5.25% 7/15/29 #●		2,200,000	2,282,500
General Electric Capital
2.10% 12/11/19		3,225,000	3,297,488
2.20% 1/9/20 *		3,830,000	3,905,934
144A 3.80% 6/18/19 #		6,510,000	6,996,323
4.208% 12/6/21	SEK	4,000,000	573,989
4.25% 1/17/18 *	NZD	1,010,000	741,615
7.125% 12/29/49 ●		17,945,000	20,950,787
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #		4,915,000	5,074,059
SUAM Finance 144A 4.875% 4/17/24 #		7,797,000	7,930,407
			58,622,702
Healthcare – 0.61%
Air Medical Group Holdings 9.25% 11/1/18		2,651,000	2,790,177
Community Health Systems
6.875% 2/1/22		2,615,000	2,790,532
7.125% 7/15/20		50,000	53,313

NQ-189 [1/15] 3/15 (14103)     29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Crimson Merger Sub 144A 6.625% 5/15/22 #	750,000	$649,687
DaVita HealthCare Partners 5.125% 7/15/24	5,605,000	5,771,328
Fresenius Medical Care U.S. Finance II 144A
5.875% 1/31/22 #	4,243,000	4,757,464
HCA Holdings 6.25% 2/15/21	1,653,000	1,797,637
Immucor 11.125% 8/15/19	3,332,000	3,598,560
Kinetic Concepts 10.50% 11/1/18	2,579,000	2,836,900
Par Pharmaceutical 7.375% 10/15/20	1,776,000	1,878,120
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	1,500,000	1,601,250
Tenet Healthcare 6.00% 10/1/20	5,524,000	5,993,540
Valeant Pharmaceuticals International
144A 5.50% 3/1/23 #	1,640,000	1,689,200
144A 6.375% 10/15/20 #	122,000	129,473
		36,337,181
Insurance – 1.85%
Allstate 5.75% 8/15/53 ●	1,180,000	1,256,700
American International Group
3.875% 1/15/35	8,650,000	8,898,419
8.175% 5/15/58 ●	1,778,000	2,444,750
Chubb 6.375% 3/29/67 ●	10,428,000	11,236,170
Five Corners Funding Trust 144A 4.419% 11/15/23 #	2,845,000	3,115,480
Highmark
144A 4.75% 5/15/21 #	5,320,000	5,657,916
144A 6.125% 5/15/41 #	2,000,000	2,259,974
HUB International 144A 7.875% 10/1/21 #	2,665,000	2,671,663
Liberty Mutual Group 144A 4.25% 6/15/23 #	7,135,000	7,653,886
MetLife
3.60% 4/10/24	3,245,000	3,468,898
6.40% 12/15/36	40,000	45,600
MetLife Capital Trust X 144A 9.25% 4/8/38 #	11,520,000	16,581,600
Prudential Financial
4.50% 11/15/20	3,385,000	3,784,592
5.625% 6/15/43 ●	4,620,000	4,827,900
5.875% 9/15/42 ●	4,100,000	4,376,750
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	4,645,000	4,772,134
144A 4.125% 11/1/24 #	9,440,000	10,137,238
USI 144A 7.75% 1/15/21 #	709,000	695,706
Voya Financial 5.65% 5/15/53 ●	8,420,000	8,504,200
XL Group 6.50% 10/29/49 ●	7,814,000	7,052,135
		109,441,711

30     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 1.94%
Alexandria Real Estate Equities
3.90% 6/15/23	1,955,000	$2,031,611
4.50% 7/30/29	3,010,000	3,248,913
AvalonBay Communities 3.50% 11/15/24	4,005,000	4,168,384
Brixmor Operating Partnership 3.85% 2/1/25	4,635,000	4,754,666
Carey (W.P.) 4.60% 4/1/24	4,620,000	4,917,006
CBL & Associates
4.60% 10/15/24	9,355,000	9,819,448
5.25% 12/1/23	1,050,000	1,166,238
Corporate Office Properties
3.60% 5/15/23	6,520,000	6,476,114
5.25% 2/15/24	5,285,000	5,850,876
DDR
3.625% 2/1/25	7,195,000	7,301,759
7.50% 4/1/17	4,935,000	5,527,126
7.875% 9/1/20	7,204,000	9,046,423
Education Realty Operating Partnership 4.60% 12/1/24	5,415,000	5,762,324
Excel Trust 4.625% 5/15/24	3,210,000	3,432,443
Healthcare Trust of America Holdings 3.375% 7/15/21	2,865,000	2,956,941
Hospitality Properties Trust 4.50% 3/15/25	4,985,000	5,237,171
Regency Centers
4.80% 4/15/21	8,625,000	9,649,046
5.875% 6/15/17	2,032,000	2,237,913
Trust F/1401 144A 5.25% 12/15/24 #	7,040,000	7,434,240
WEA Finance 144A 3.75% 9/17/24 #	12,790,000	13,467,371
		114,486,013
Services – 0.66%
Activision Blizzard 144A 6.125% 9/15/23 #	3,425,000	3,741,813
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #*	4,665,000	4,595,025
144A 10.75% 10/15/19 #	3,150,000	2,425,500
Ameristar Casinos 7.50% 4/15/21	4,395,000	4,592,775
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #*	1,725,000	1,474,875
CDK Global 144A 4.50% 10/15/24 #	5,930,000	6,235,395
Corrections of America 4.625% 5/1/23	3,851,000	3,851,000
Geo Group
5.125% 4/1/23	845,000	845,000
5.875% 10/15/24	1,645,000	1,702,575
Mattamy Group 144A 6.50% 11/15/20 #	233,000	227,757
MGM Resorts International 6.00% 3/15/23	3,250,000	3,298,750
Service International 5.375% 5/15/24	1,565,000	1,635,738

NQ-189 [1/15] 3/15 (14103)     31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America 5.75% 11/15/24		4,010,000	$4,090,200
			38,716,403
Technology – 2.11%
Adobe Systems 3.25% 2/1/25		8,755,000	8,913,194
Baidu 2.75% 6/9/19		5,939,000	6,004,650
BMC Software Finance 144A 8.125% 7/15/21 #		515,000	452,556
First Data
11.25% 1/15/21		7,562,000	8,582,870
11.75% 8/15/21		1,549,000	1,791,031
Ingram Micro 4.95% 12/15/24		4,370,000	4,520,507
Jabil Circuit 7.75% 7/15/16		1,178,000	1,272,240
Motorola Solutions 4.00% 9/1/24 *		7,525,000	7,888,337
National Semiconductor 6.60% 6/15/17		23,237,000	26,242,776
NetApp 3.25% 12/15/22		6,420,000	6,541,903
NXP Funding 144A 5.75% 3/15/23 #		2,055,000	2,183,437
Oracle
3.40% 7/8/24		5,220,000	5,574,673
4.50% 7/8/44		4,300,000	5,042,945
Samsung Electronics America 144A 1.75% 4/10/17 #		10,895,000	11,004,397
Seagate HDD Cayman
144A 4.75% 1/1/25 #		4,915,000	5,210,013
144A 5.75% 12/1/34 #		6,450,000	7,043,981
Tencent Holdings 144A 3.375% 5/2/19 #		4,440,000	4,584,300
Xerox 6.35% 5/15/18		10,503,000	11,968,736
			124,822,546
Transportation – 1.22%
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ◆		2,725,000	2,745,437
Brambles USA 144A 5.35% 4/1/20 #		6,810,000	7,688,565
Burlington Northern Santa Fe
3.40% 9/1/24		5,440,000	5,729,354
4.90% 4/1/44		6,325,000	7,596,945
DP World 144A 6.85% 7/2/37 #		1,720,000	2,021,000
ERAC USA Finance 144A 5.25% 10/1/20 #		28,100,000	32,423,073
Red de Carreteras de Occidente 144A 9.00% 6/10/28 #	MXN	60,960,000	3,986,683
Trinity Industries 4.55% 10/1/24		5,770,000	5,734,232
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆		2,290,000	2,387,325
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆		2,055,000	2,055,000
			72,367,614

32     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities – 0.60%
AES
5.50% 3/15/24	1,550,000	$1,561,625
7.375% 7/1/21	3,062,000	3,406,475
Calpine 5.375% 1/15/23	5,605,000	5,689,075
Dynegy Finance I
144A 6.75% 11/1/19 #	625,000	642,969
144A 7.375% 11/1/22 #	950,000	982,063
144A 7.625% 11/1/24 #	2,225,000	2,294,531
Perusahaan Listrik Negara PT 144A 5.50% 11/22/21 #	5,890,000	6,383,287
Saudi Electricity Global Sukuk 3 144A 5.50% 4/8/44 #	2,183,000	2,504,993
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	3,430,000	3,494,330
144A 4.125% 5/7/24 #	7,770,000	8,501,678
		35,461,026
Total Corporate Bonds (cost $2,854,952,662)		2,945,162,389

Municipal Bonds – 0.44%
Golden State, California Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	3,170,000	2,580,253
5.75% 6/1/47	3,500,000	3,112,585
New Jersey Transportation Trust Fund
Series AA 5.00% 6/15/44	4,080,000	4,492,774
New York City, New York
Series I 5.00% 8/1/22	2,680,000	3,285,171
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	3,145,000	3,639,771
Oregon State Taxable Pension
5.892% 6/1/27	305,000	391,111
State of Maryland Local Facilities Loan 2nd
Series A 5.00% 8/1/21	3,960,000	4,892,144
Texas Private Activity Bond Surface Transportation
Revenue (Senior Lien NTE Mobility)
6.75% 6/30/43 (AMT)	2,795,000	3,456,521
Total Municipal Bonds (cost $23,368,984)		25,850,330

Non-Agency Asset-Backed Securities – 1.92%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	145,000	155,159
Ally Master Owner Trust
Series 2013-2 A 0.617% 4/15/18 ●	5,280,000	5,276,779
Series 2014-1 A1 0.637% 1/15/19 ●	2,750,000	2,747,635

NQ-189 [1/15] 3/15 (14103)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit Account Master Trust
Series 2013-2 A 0.587% 5/17/21 ●	3,480,000	$3,489,020
Ameriquest Mortgage Securities Asset-Backed Pass
Through Certificates
Series 2003-8 AF4 5.61% 10/25/33 ⧫	62,070	62,723
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	4,435,000	4,595,401
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,125,506
Series 2014-1A A 144A 2.46% 7/20/20 #	4,587,000	4,651,842
BA Credit Card Trust
Series 2014-A3 A 0.457% 1/15/20 ●	4,310,000	4,306,776
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	2,477,689	2,490,122
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.217% 11/15/19 ●	1,700,000	1,692,251
Chase Issuance Trust
Series 2014-A5 A5 0.537% 4/15/21 ●	5,000,000	4,984,925
Series 2014-A8 A 0.417% 11/15/18 ●	4,920,000	4,920,748
Citibank Credit Card Issuance Trust
Series 2014-A5 A5 2.68% 6/7/23	8,310,000	8,612,019
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	4,572	4,431
DB Master Finance
Series 2015-1A A2I 144A 3.262% 2/20/45 #	5,930,000	5,991,969
Ford Credit Auto Owner Trust
Series 2014-C A3 1.06% 5/15/19	4,225,000	4,234,367
Series 2015-1 A 144A 2.12% 7/15/26 #	7,530,000	7,595,534
Ford Credit Floorplan Master Owner Trust A
Series 2013-3 B 1.14% 6/15/17	2,610,000	2,615,867
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.568% 4/20/18 ●	7,250,000	7,241,380
Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17 #	4,440,000	4,445,284
Series 2014-2A A 144A 0.617% 3/15/21 #●	2,815,000	2,808,059
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,047,430
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,994,825	8,024,718
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #●	62,826	62,708
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	365,168	388,035
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	5,755,000	5,756,157

34     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
RASC Trust
Series 2006-EMX1 A2 0.398% 1/25/36 ●	145,362	$145,204
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,805,081
Series 2014-1 A 1.61% 11/15/20	5,270,000	5,296,740
Trafigura Securitisation Finance
Series 2012-1A A 144A 2.567% 10/15/15 #●	170,000	170,611
Total Non-Agency Asset-Backed Securities
(cost $113,147,828)		113,744,481

Non-Agency Collateralized Mortgage Obligations – 0.93%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	531,205	524,040
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	215,145	219,541
Series 2005-3 2A1 5.50% 4/25/20	177,759	183,311
Series 2005-6 7A1 5.50% 7/25/20	733,295	740,310
Banc of America Mortgage Trust
Series 2003-E 2A2 2.734% 6/25/33 ●	82,016	82,423
Series 2004-K 2A1 2.646% 12/25/34 ●	1,509,748	1,493,308
Chase Mortgage Finance Trust
Series 2005-A1 3A1 2.456% 12/25/35 ●	694,830	630,209
ChaseFlex Trust
Series 2006-1 A4 4.954% 6/25/36 ●	6,119,000	5,303,551
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.60% 5/25/33 ◆●	31,643	31,765
Series 2004-HYB2 2A 2.588% 7/20/34 ◆●	116,905	106,765
Series 2004-HYB5 3A1 2.474% 4/20/35 ◆●	135,098	119,387
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	719,331	740,352
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 Φ	5,800,000	5,791,828
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	3,428,341	3,435,188
First Horizon Mortgage Pass Through Trust
Series 2004-5 2A1 6.25% 8/25/17 ◆	6,368	6,468
Series 2004-7 1A3 5.50% 1/25/35 ◆	2,471,117	2,554,102
Series 2005-4 1A8 5.50% 8/25/35 ◆	1,011,317	1,019,531
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DN1 M1 1.403% 1/25/25 ●	5,595,000	5,595,000
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #●	46,223	48,424
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.639% 8/25/34 ●	653,900	630,637

NQ-189 [1/15] 3/15 (14103)     35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSR Mortgage Loan Trust
Series 2006-AR1 3A1 2.798% 1/25/36 ●		669,767	$607,384
JPMorgan Mortgage Trust
Series 2005-A8 1A1 5.026% 11/25/35 ●		435,779	414,348
Series 2006-S1 1A1 6.00% 4/25/36		3,855,859	3,894,016
Series 2007-A1 7A4 2.517% 7/25/35 ●		95,753	84,302
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●		43,466	43,244
Series 2004-10 2A2 3.02% 10/25/34 ●		59,410	38,270
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.708% 9/25/43 #●		2,654,041	2,584,407
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫		3,153,598	3,219,363
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20		3,339,134	3,394,887
Washington Mutual Alternative Mortgage Pass Through
Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫		322,794	159,698
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2003-S10 A2 5.00% 10/25/18 ⧫		161,402	165,780
Series 2006-AR14 2A1 1.934% 11/25/36 ⧫●		4,144,276	3,502,472
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		2,346,114	2,384,898
Series 2006-3 A11 5.50% 3/25/36		2,285,962	2,367,626
Series 2006-20 A1 5.50% 12/25/21		851,859	866,182
Series 2006-AR5 2A1 2.615% 4/25/36 ●		1,915,389	1,831,110
Series 2007-14 1A1 6.00% 10/25/37		130,269	131,827
Total Non-Agency Collateralized Mortgage Obligations (cost $51,496,889)			54,945,954

Regional Bonds – 0.15%Δ
Australia – 0.08%
New South Wales Treasury 4.00% 5/20/26	AUD	3,680,900	3,186,487
Queensland Treasury 144A 4.75% 7/21/25 #	AUD	1,455,000	1,324,335
			4,510,822

36     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Regional BondsΔ (continued)
Canada – 0.07%
Province of Ontario Canada 3.45% 6/2/45	CAD	726,000	$649,718
Province of Quebec Canada 6.00% 10/1/29	CAD	3,366,000	3,800,771
			4,450,489
Total Regional Bonds (cost $9,185,384)			8,961,311

Senior Secured Loans – 8.89%«
Air Medical Group Holdings Tranche B1 5.00% 6/30/18		2,539,719	2,546,624
Albertson’s Holdings Tranche B4 5.50% 8/25/21		860,000	859,761
Albertsons Holdings Tranche B4 1st Lien 5.50% 8/25/21		8,795,000	8,792,555
Albertson’s Tranche B 1st Lien 5.375% 3/21/19		2,459,812	2,457,763
Altice Financing Tranche B 1st Lien 5.25% 1/30/22		2,630,000	2,643,150
Amaya Gaming 1st Lien 5.00% 8/1/21		4,807,950	4,717,801
Amaya Gaming 2nd Lien 8.00% 8/1/22		2,195,000	2,157,959
Applied Systems 1st Lien 4.25% 1/23/21		2,653,200	2,638,276
Applied Systems 2nd Lien 7.50% 1/23/22		7,643,000	7,557,016
Ashland Water 1st Lien 4.25% 7/31/21		2,344,125	2,279,662
Ashland Water 2nd Lien 7.75% 7/31/22		1,875,000	1,818,750
Atkore International 2nd Lien 7.75% 10/9/21		1,699,000	1,665,020
Avast Software 1st Lien 5.00% 3/20/20		4,754,750	4,746,824
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20		4,580,503	4,492,828
Azure Midstream Tranche B 6.50% 11/15/18		1,886,710	1,688,606
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		6,410,000	6,315,183
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		2,308,727	2,281,106
Borgata Tranche B 1st Lien 6.75% 8/15/18		2,000,000	1,998,000
Bowie Recourse Tranche B 1st Lien 6.75% 8/12/20		1,722,268	1,679,211
Bway Holding Tranche B 1st Lien 5.50% 8/14/20		5,567,025	5,569,346
Cable & Wireless Communications
5.50% 12/31/16		2,208,587	2,212,728
6.50% 12/31/16		2,085,000	2,079,788
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21		11,320,781	10,392,477
Calpine Construction Finance Tranche B 3.00% 5/3/20		1,445,463	1,403,544
Charter Communications Tranche B 1st Lien
4.25% 9/12/21		6,590,000	6,626,232
Chrysler Group Tranche B 1st Lien
3.25% 12/31/18		10,247,563	10,202,729
3.50% 5/24/17		1,974,652	1,968,617
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20		1,639,609	1,633,050
Clear Channel Communications Tranche B 3.65% 1/29/16		27,348,700	27,028,830
Clear Channel Communications Tranche D 6.75% 1/30/19		2,250,000	2,102,812

NQ-189 [1/15] 3/15 (14103)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	1,349,729	$1,279,431
Community Health Systems Tranche D 4.25% 1/27/21	3,625,992	3,628,824
Crown Castle Operating Tranche B2 3.00% 1/31/21	3,460,333	3,409,943
Davita Healthcare Partners Tranche B 3.50% 6/24/21	3,920,300	3,908,049
Drillships Financing Holding Tranche B1 6.00% 3/31/21	16,313,471	12,716,351
Dynacast International 1st Lien 4.25% 1/29/22	2,100,000	2,094,750
Dynacast International 2nd Lien 8.50% 1/29/23	1,055,000	1,056,319
Dynegy Tranche B2 4.00% 4/23/20	5,340,632	5,294,735
Emdeon 1st Lien 3.75% 11/2/18	3,807,327	3,752,597
Exide Technologies DIP 9.00% 3/31/15	5,926,983	5,363,920
First Data Tranche B 1st Lien 4.00% 3/24/21	4,597,445	4,554,918
Flint Group 1st Lien 4.75% 4/8/21	4,108,772	4,059,981
Flint Group 2nd Lien 8.25% 4/8/22	2,125,000	2,029,375
Flint Group Tranche C 1st Lien 4.75% 4/8/21	679,228	671,162
Flying Fortress 1st Lien 3.50% 6/30/17	1,225,209	1,222,912
Fortescue Resources 1st Lien 3.75% 6/30/19	7,862,058	6,962,135
Gardner Denver 1st Lien 4.25% 7/30/20	3,609,685	3,381,824
Gates Global 1st Lien 4.25% 7/3/21	2,658,338	2,603,746
Gentiva Health Services Tranche B 6.50% 10/18/19	7,313,825	7,321,826
Gentiva Health Services Tranche C 5.75% 10/18/18	1,318,066	1,316,624
Global Cash Access Tranche B 6.25% 12/19/20	9,180,000	9,049,947
Goodpack 1st Lien 4.75% 9/9/21	3,790,000	3,775,787
Hamilton Sundstrand Industrial 1st Lien 4.00% 12/13/19	1,570,000	1,471,220
HD Supply Tranche B 4.00% 6/28/18	7,331,389	7,271,822
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	9,809,211	9,709,588
Hostess Brands 1st Lien 6.75% 3/20/20	5,478,871	5,595,297
Houghton International 1st Lien 4.00% 12/20/19	1,881,600	1,855,728
Houghton International 2nd Lien 9.50% 12/21/20	2,605,000	2,611,513
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	5,865,000	5,830,180
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	8,033,635	8,030,285
Immucor Tranche B2 5.00% 8/19/18	9,735,071	9,678,286
Ineos U.S. Finance Tranche B 3.75% 5/4/18	5,978,024	5,829,817
Infor U.S. Tranche B5 1st Lien 3.75% 6/3/20	57,483	56,195
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	7,492,366	7,420,567
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	5,282,292	4,796,982
KIK Custom Products 1st Lien 5.50% 4/29/19	8,029,061	7,911,973
Kinetic Concepts Tranche E1 4.00% 5/4/18	1,419,261	1,406,082
Landry’s Tranche B 4.00% 4/24/18	5,028,160	5,017,686
Level 3 Financing Tranche B 4.00% 1/15/20	8,015,000	7,953,886
Lightower Fiber Networks 4.00% 4/13/20	973,467	955,823
LTS Buyer 2nd Lien 8.00% 4/1/21	3,141,138	3,095,984
Mauser Holdings 2nd Lien 8.25% 7/31/22	4,150,000	4,046,250

38     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
MGM Resorts International 3.50% 12/20/19	2,720,445	$2,682,359
Michael Stores Tranche B 1st Lien 3.75% 1/28/20	2,300,515	2,263,132
Moxie Liberty Tranche B 7.50% 8/21/20	8,341,000	8,257,590
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/19/20	4,500,000	4,516,875
National Vision 4.00% 3/13/21	314,802	306,145
NEP Broadcasting 2nd Lien 9.50% 7/22/20	6,737,857	6,577,833
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	808,898	787,327
New Albertsons 1st Lien 4.75% 6/27/21	3,042,375	3,009,669
Numericable 4.50% 5/21/20	5,239,295	5,261,562
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	4,532,705	4,513,685
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/25/21	7,484,158	6,236,796
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	4,295,000	4,273,525
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	1,610,000	1,591,888
Pacific Drilling Tranche B 4.50% 6/3/18	3,169,939	2,459,343
Panda Stonewall Tranche B 6.50% 11/13/21	4,505,000	4,564,128
Panda Temple Power II Tranche B 1st Lien 7.25% 4/3/19	3,741,000	3,703,590
PODS 2nd Lien 9.25% 2/2/23	265,000	267,650
PODS Tranche B 1st Lien 5.25% 2/2/22	530,000	531,988
Polymer Group Tranche B 5.25% 12/19/19	6,493,695	6,453,109
Prestige Brands Tranche B 1st Lien 4.50% 9/3/21	1,888,889	1,892,194
Quickrete 2nd Lien 7.00% 3/30/21	3,072,632	3,064,950
Republic of Angola 6.25% 12/16/23	11,720,000	11,749,300
Reynolds Group 1st Lien 4.00% 12/1/18	8,521,058	8,442,357
Rite Aid 2nd Lien 5.75% 8/21/20	4,665,000	4,690,270
Royalty Pharma (RPI Finance Trust) Tranche B4 1st Lien 3.50% 12/18/20	1,570,000	1,574,906
Santander Asset Management Tranche B 4.25% 11/26/20	2,321,550	2,314,778
Scientific Games International 6.00% 10/18/20	9,895,050	9,791,973
Scientific Games International Tranche B2 1st Lien 6.00% 10/1/21	2,410,000	2,384,394
Sensus 2nd Lien 8.50% 5/9/18	2,660,000	2,566,900
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	2,725,000	2,707,969
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	3,859,281	3,852,045
Sprouts Farmers 4.00% 4/23/20	3,378,715	3,377,306
Stena 1st Lien 4.00% 3/3/21	1,136,413	968,792
Styrolution Group Tranche B 1st Lien 6.50% 9/30/19	2,155,000	2,105,166
Supervalu 1st Lien 4.50% 3/21/19	3,183,678	3,163,780
Surgical Care Affiliates 4.00% 12/30/17	4,608,288	4,550,685
Surgical Care Affiliates Tranche C 4.00% 6/30/18	980,075	972,724
TransDigm Tranche C 3.75% 2/28/20	5,804,369	5,732,215
United Continental Tranche B 3.50% 4/1/19	1,055,739	1,048,261
Univision Communications 1st Lien 4.00% 3/1/20	2,131,822	2,104,031

NQ-189 [1/15] 3/15 (14103)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Senior Secured Loans« (continued)
Univision Communications Tranche C4 4.00% 3/1/20		5,354,418	$5,281,630
US Airways Tranche B1 3.50% 5/23/19		1,692,550	1,675,836
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19		8,845,346	8,723,723
Valeant Pharmaceuticals International Tranche BE
3.50% 8/5/20		4,679,827	4,655,127
Vantage Drilling Tranche B 1st Lien 5.00% 10/25/17		4,167,295	3,052,543
Varsity Brands Tranche B 1st Lien 6.00% 12/15/21		3,655,000	3,668,706
Wide Open West Finance 4.75% 4/1/19		12,688,988	12,628,715
Windstream Tranche B5 1st Lien 3.50% 8/8/19		37,125	36,837
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		8,933,155	8,858,715
Ziggo Tranche B 2nd Lien 3.50% 1/15/22		1,358,298	1,325,917
Ziggo Tranche B 3rd Lien 3.50% 2/1/22		2,233,915	2,180,661
Ziggo Tranche B1 1st Lien 3.50% 1/15/22		2,107,787	2,057,540
Total Senior Secured Loans (cost $537,506,486)			526,015,708

Sovereign Bonds – 2.85%Δ
Brazil – 0.37%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	8,729,000	3,127,909
10.00% 1/1/21	BRL	29,069,000	9,970,771
10.00% 1/1/23	BRL	25,947,000	8,778,912
			21,877,592
Canada – 0.04%
Canadian Government Bond 3.50% 12/1/45	CAD	1,868,000	2,023,881
			2,023,881
Chile – 0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	2,737,000,000	4,604,578
			4,604,578
Colombia – 0.17%
Colombia Government International Bond
4.375% 3/21/23 *	COP	7,082,000,000	2,679,550
5.625% 2/26/44		3,500,000	4,060,000
7.375% 9/18/37 *		1,500,000	2,036,250
9.85% 6/28/27 *	COP	2,576,000,000	1,412,999
			10,188,799
Costa Rica – 0.08%
Costa Rica Government International Bond
5.625% 4/30/43 *		5,790,000	4,849,125
			4,849,125
Dominican Republic – 0.15%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		4,600,000	4,680,500

40     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Dominican Republic (continued)
Dominican Republic International Bond
144A 6.85% 1/27/45 #		4,000,000	$4,060,000
			8,740,500
Hungary – 0.06%
Hungary Government International Bond 5.375% 3/25/24		3,140,000	3,585,880
			3,585,880
Indonesia – 0.17%
Indonesia Government International Bond 144A
4.625% 4/15/43 #		6,040,000	5,964,500
Indonesia Treasury Bond 7.875% 4/15/19	IDR	52,047,000,000	4,273,052
			10,237,552
Kazakhstan – 0.05%
Kazakhstan Government International Bond 144A
4.875% 10/14/44 #		3,490,000	3,069,455
			3,069,455
Kenya – 0.03%
Kenya Government International Bond 144A
5.875% 6/24/19 #		2,000,000	2,005,000
			2,005,000
Mexico – 0.40%
Mexican Bonos
6.50% 6/9/22	MXN	59,642,000	4,333,103
7.50% 6/3/27	MXN	105,989,000	8,368,324
10.00% 12/5/24	MXN	118,385,000	10,774,985
Mexico Government International Bond 3.60% 1/30/25		368,000	379,960
			23,856,372
Norway – 0.05%
Kommunalbanken 5.00% 3/28/19	NZD	510,000	387,046
Norway Government Bond
2.00% 5/24/23	NOK	1,662,000	229,444
3.00% 3/14/24	NOK	14,754,000	2,198,431
			2,814,921
Pakistan – 0.15%
Pakistan Government International Bond 144A
7.25% 4/15/19 #		8,649,000	8,854,414
			8,854,414
Peru – 0.09%
Peruvian Government International Bond 144A
5.70% 8/12/24 #	PEN	14,913,000	5,003,718
			5,003,718

NQ-189 [1/15] 3/15 (14103)     41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Poland – 0.03%
Poland Government Bond 3.25% 7/25/25	PLN	5,425,000	$1,642,407
			1,642,407
Portugal – 0.02%
Portugal Government International Bond 144A
5.125% 10/15/24 #*		1,045,000	1,150,670
			1,150,670
Republic of Korea – 0.13%
Inflation-Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,821,043,685	7,785,715
			7,785,715
Senegal – 0.05%
Senegal Government International Bond 144A
6.25% 7/30/24 #		3,000,000	2,994,360
			2,994,360
Singapore – 0.08%
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,927,587
			4,927,587
South Africa – 0.39%
South Africa Government Bond
6.75% 3/31/21	ZAR	56,590,000	4,876,386
8.00% 1/31/30	ZAR	181,573,000	16,383,434
South Africa Government International Bond
5.375% 7/24/44		1,777,000	1,981,355
			23,241,175
Sweden – 0.06%
Sweden Government Bond 2.50% 5/12/25	SEK	22,685,000	3,256,684
			3,256,684
Turkey – 0.13%
Turkey Government Bond 9.00% 7/24/24	TRY	16,936,000	7,860,868
			7,860,868
United Kingdom – 0.07%
United Kingdom Gilt 3.25% 1/22/44	GBP	1,200,000	2,277,833
United Kingdom Gilt Inflation-Linked 0.125% 3/22/24	GBP	984,200	1,642,844
			3,920,677
Total Sovereign Bonds (cost $172,664,718)			168,491,930

Supranational Banks – 0.63%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	260,400,000	4,229,079
7.375% 4/15/19	IDR	69,950,000,000	5,602,350
Inter-American Development Bank
6.00% 9/5/17	INR	377,950,000	6,247,865

42     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°		Value (U.S. $)
Supranational Banks (continued)
Inter-American Development Bank
7.20% 1/22/18	IDR	80,150,000,000	$6,358,851
7.25% 7/17/17	IDR	49,400,000,000	3,890,579
International Bank for Reconstruction & Development
0.238% 4/17/19 ●		2,469,000	2,471,037
2.50% 11/25/24		2,469,000	2,614,251
2.985% 9/24/18 ●	AUD	2,276,000	1,774,342
4.625% 10/6/21	NZD	5,245,000	4,022,596
Total Supranational Banks (cost $37,920,445)			37,210,950

U.S. Treasury Obligations – 4.93%
U.S. Treasury Bond
3.00% 11/15/44 ∞		136,925,000	158,907,898
U.S. Treasury Notes
1.625% 12/31/19 *		114,870,000	117,302,028
2.25% 11/15/24		14,440,000	15,182,303
Total U.S. Treasury Obligations (cost $281,132,647)			291,392,229

		Number of
		Shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Mirant (Escrow) †		695,000	0
Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.50%
Alcoa 5.375% exercise price $19.39, expiration date
10/1/17		34,550	1,727,500
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15		105,625	1,680,092
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		1,477	1,741,383
Chesapeake Energy 144A 5.75% exercise price $26.14,
expiration date 12/31/49 #		1,633	1,660,557
Dominion Resources 6.125% exercise price $65.21,
expiration date 4/1/16		23,556	1,419,249
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 *@		18,850	1,950,975
Exelon 6.50% exercise price $43.75, expiration date
6/1/17 *		38,450	2,013,242
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49		1,829	594,425

NQ-189 [1/15] 3/15 (14103)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
HealthSouth 6.50% exercise price $29.70, expiration date
12/31/49	2,606	$3,865,675
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,635	2,231,775
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	66,691	2,921,733
Maiden Holdings 7.25% exercise price $15.35, expiration
date 9/15/16 *	58,850	2,798,318
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	24,194	996,490
T-Mobile U.S. 5.50% exercise price $31.02, expiration
date 12/15/17	22,922	1,307,242
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	2,210	2,747,030
Total Convertible Preferred Stock (cost $32,534,617)		29,655,686

Preferred Stock – 0.60%
Alabama Power 5.625%	289,178	7,251,138
Ally Financial 7.00% #	9,820	9,869,407
Integrys Energy Group 6.00% ●	205,350	5,618,376
National Retail Properties 5.70%	202,445	5,016,587
Public Storage 5.20% *	212,995	5,209,858
Regions Financial 6.375% ●	101,200	2,547,204
Total Preferred Stock (cost $33,829,598)		35,512,570

	Principal amount°
Short-Term Investments – 6.36%
Discount Notes – 4.87%≠
Federal Home Loan Bank
0.056% 4/8/15	18,171,347	18,170,293
0.065% 2/25/15	72,731,105	72,730,669
0.065% 3/5/15	83,446,736	83,445,484
0.065% 4/20/15	11,489,308	11,488,526
0.07% 4/6/15	17,628,103	17,627,116
0.08% 2/20/15	61,690,570	61,690,262
0.08% 3/18/15	8,576,010	8,575,829
0.085% 3/27/15	14,278,121	14,277,764
		288,005,943

44     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.49%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $32,996,194 (collateralized by U.S.
government obligations 0.000%-7.875%
2/26/15-8/15/40; market value $33,656,035)	32,996,112	$32,996,112
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $21,997,500 (collateralized by U.S.
government obligations 0.75%-3.875%
6/30/16-8/15/40; market value $22,437,366)	21,997,408	21,997,408
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $33,187,985 (collateralized by U.S.
government obligations 0.000%-2.125%
7/31/16-5/15/29; market value $33,851,576)	33,187,819	33,187,819
		88,181,339
Total Short-Term Investments (cost $376,174,405)		376,187,282

Total Value of Securities Before Securities
Lending Collateral – 103.77%
(cost $6,020,866,643)		6,136,211,002

	Number of
	Shares
Securities Lending Collateral – 4.08%
Investment Company
Delaware Investments® Collateral Fund No. 1	241,391,331	241,391,331
Total Securities Lending Collateral (cost $241,391,331)		241,391,331

Total Value of Securities – 107.85%
(cost $6,262,257,974)		6,377,602,333 ■
Obligation to Return Securities Lending Collateral – (4.08%)		(241,391,331)
Liabilities Net of Receivables and Other Assets – (3.77%)		(222,978,982)
Net Assets – 100.00%		$5,913,232,020

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $1,219,551,562, which represents 20.62% of the Fund’s net assets.

*	Fully or partially on loan.
@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $1,950,975, which represents 0.03% of the Fund’s net assets.

NQ-189 [1/15] 3/15 (14103)     45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❆	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
■	Includes $234,592,951 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2015.

46     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(9,351,722)	USD	7,543,015	2/27/15	$274,074
BAML	CAD	(12,878,805)	USD	10,875,147	2/27/15	745,003
BAML	EUR	14,615,975	USD	(17,010,260)	2/27/15	(491,939)
BAML	JPY	(526,184,329)	USD	4,404,893	2/27/15	(77,930)
BAML	NZD	(16,312,335)	USD	12,492,557	2/27/15	653,560
BNP	AUD	(9,189,661)	USD	7,401,812	2/27/15	258,839
BNP	NOK	(40,953,244)	USD	5,350,882	2/27/15	54,607
DB	EUR	(5,205,223)	USD	6,210,664	2/27/15	327,954
DB	MXN	(60,163,851)	USD	4,018,730	2/27/15	12,837
GSC	TRY	10,566,250	USD	(4,387,431)	2/2/15	(71,027)
HSBC	EUR	(7,468,686)	USD	8,912,607	2/27/15	471,832
HSBC	GBP	(7,618,721)	USD	11,588,148	2/27/15	114,049
JPMC	KRW	(4,604,025,610)	USD	4,143,478	2/27/15	(28,472)
JPMC	PLN	(4,649,000)	USD	1,250,084	2/27/15	(3,666)
JPMC	SEK	(25,036,314)	USD	3,162,920	2/27/15	136,563
MSC	BRL	(23,331,741)	USD	8,731,939	2/27/15	96,950
TD	JPY	410,195,217	USD	(3,431,134)	2/27/15	63,520
						$2,536,754

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
4,563	U.S. Treasury 5 yr Notes	$547,852,275	$553,691,531	3/31/15	$5,839,256

Swap Contracts

CDS Contracts1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
BCLY	ICE-CDX.NA.IG.22	$1,000,000	1.00%	6/20/19	$(551)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-189 [1/15] 3/15 (14103)     47

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.NA – Credit Default Swap Index North America
CLP – Chilean Peso
COP – Colombian Peso
DB – Deutsche Bank
DIP – Debtor in Possession
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
IG – Investment Grade
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol

48     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

Summary of Abbreviations (continued):
PIK – Pay-in-kind
PLN – Polish Zloty
RASC – Residential Asset Securities Corporation
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Securities
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – U.S. Dollar
yr – Year
ZAR – South African Rand

NQ-189 [1/15] 3/15 (14103)     49

Notes Delaware Diversified Income Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

50     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-189 [1/15] 3/15 (14103)     51

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$1,583,052,686	$24,343,034	$1,607,395,720
Corporate Debt	—	3,029,537,286	—	3,029,537,286
Municipal Bonds	—	25,850,330	—	25,850,330
Foreign Debt	—	214,664,191	—	214,664,191
Senior Secured Loans[1]	—	514,266,408	11,749,300	526,015,708
U.S. Treasury Obligations	—	291,392,229	—	291,392,229
Convertible Preferred Stock[1]	19,117,064	10,538,622	—	29,655,686
Preferred Stock[1]	25,643,163	9,869,407	—	35,512,570
Short-Term Investments	—	376,187,282	—	376,187,282
Securities Lending Collateral	—	241,391,331	—	241,391,331
Total	$44,760,227	$6,296,749,772	$36,092,334	$6,377,602,333
Foreign Currency Exchange Contracts	$—	$2,536,754	$—	$2,536,754
Futures Contracts	5,839,256	—	—	5,839,256
Swap Contracts	—	(551)	—	(551)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	—	98.49%	1.51%	100.00%
Senior Secured Loans	—	97.77%	2.23%	100.00%
Convertible Preferred Stock	64.46%	35.54%	—	100.00%
Preferred Stock	72.21%	27.79%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

52     NQ-189 [1/15] 3/15 (14103)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-189 [1/15] 3/15 (14103)     53

Schedule of investments
Delaware U.S. Growth Fund	January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.96%✧
Consumer Discretionary – 22.81%
Discovery Communications Class A †	478,280	$13,862,946
Discovery Communications Class C †	2,343,433	65,334,912
eBay †	2,982,944	158,096,032
L Brands	1,387,260	117,403,814
Liberty Interactive Class A †	5,057,835	138,382,366
NIKE Class B	947,784	87,433,074
Priceline Group †	119,234	120,364,338
Sally Beauty Holdings †	1,695,170	52,685,884
Wynn Resorts	247,075	36,554,746
		790,118,112
Consumer Staples – 4.67%
Walgreens Boots Alliance	2,191,569	161,628,214
		161,628,214
Energy – 7.33%
EOG Resources	980,928	87,332,020
Kinder Morgan	2,005,378	82,320,767
Williams	1,921,201	84,263,876
		253,916,663
Financial Services – 16.57%
Crown Castle International	1,710,940	148,013,419
IntercontinentalExchange	469,777	96,647,222
MasterCard Class A	1,825,601	149,754,050
Visa Class A	703,656	179,368,951
		573,783,642
Healthcare – 18.46%
Allergan	878,870	192,701,036
Celgene †	1,793,805	213,749,804
Novo Nordisk ADR	2,077,885	92,590,556
Perrigo	448,788	68,099,091
Valeant Pharmaceuticals International †	451,405	72,211,258
		639,351,745
Technology – 28.12%
Adobe Systems †	977,769	68,570,940
Baidu ADR †	426,533	92,950,071
Electronic Arts †	1,835,000	100,668,100
Equinix	637,757	138,303,983
Google Class A †	138,729	74,573,774
Google Class C †	139,402	74,513,157
Intuit	1,003,154	87,093,830
Microsoft	3,754,832	151,695,213
QUALCOMM	2,396,633	149,693,697

NQ-101 [1/15] 3/15 (14097)     1

Schedule of investments
Delaware U.S. Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
Yelp †	682,606	$35,816,337
		973,879,102
Total Common Stock (cost $2,700,413,645)		3,392,677,478

	Principal amount°
Short-Term Investments – 1.72%
Discount Notes – 1.36%≠
Federal Home Loan Bank
0.057% 4/8/15	5,204,375	5,204,073
0.065% 2/25/15	9,549,267	9,549,209
0.065% 3/5/15	10,625,446	10,625,286
0.065% 4/20/15	4,591,412	4,591,099
0.07% 4/6/15	4,102,623	4,102,393
0.08% 2/20/15	8,530,367	8,530,324
0.08% 3/18/15	1,652,865	1,652,830
0.085% 3/27/15	2,806,872	2,806,802
		47,062,016
Repurchase Agreements – 0.36%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $4,620,989 (collateralized by U.S.
government obligations 0.000%-7.875%
2/26/15-8/15/40; market value $4,713,397)	4,620,978	4,620,978
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $3,080,665 (collateralized by U.S.
government obligations 0.75%-3.875%
6/30/16-8/15/40; market value $3,142,266)	3,080,652	3,080,652
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $4,647,849 (collateralized by U.S.
government obligations 0.000%-2.125%
7/31/16-5/15/29; market value $4,740,782)	4,647,825	4,647,825
		12,349,455
Total Short-Term Investments (cost $59,409,067)		59,411,471
Total Value of Securities – 99.68%
(cost $2,759,822,712)		3,452,088,949

Receivables and Other Assets Net of Liabilities – 0.32%		11,252,711
Net Assets – 100.00%		$3,463,341,660

2     NQ-101 [1/15] 3/15 (14097)

(Unaudited)

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-101 [1/15] 3/15 (14097)     3

Notes
Delaware U.S. Growth Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

4     NQ-101 [1/15] 3/15 (14097)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$3,392,677,478	$—	$3,392,677,478
Short-Term Investments	—	59,411,471	59,411,471

Total	$3,392,677,478	$59,411,471	$3,452,088,949

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-101 [1/15] 3/15 (14097)     5

Schedule of investments
Delaware Global Real Estate Opportunities Fund	January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.13%Δ
Australia – 5.86%
Dexus Property Group	55,174	$329,544
GPT Group-In Specie @=	1,377,200	0
Investa Office Fund	100,470	300,512
Mirvac Group	328,343	491,175
Scentre Group †	378,127	1,111,185
Westfield †	140,160	1,069,301
		3,301,717
Austria – 0.34%
Conwert Immobilien Invest	16,646	193,670
		193,670
Canada – 1.31%
Allied Properties Real Estate Investment Trust	23,500	739,662
		739,662
China/Hong Kong – 7.92%
Hongkong Land Holdings	96,000	711,360
Hysan Development	109,072	527,164
Kerry Properties	107,000	378,092
Link REIT	77,000	520,882
Shimao Property Holdings	101,500	213,049
Sun Hung Kai Properties	129,724	2,110,909
		4,461,456
Finland – 0.52%
Citycon	86,928	294,705
		294,705
France – 1.79%
Klepierre	14,060	661,576
Unibail-Rodamco	1,234	347,537
		1,009,113
Germany – 2.10%
alstria office REIT	33,145	424,079
Deutsche Annington Immobilien	21,789	756,701
		1,180,780
Italy – 0.59%
Beni Stabili	445,636	332,930
		332,930
Japan – 7.20%
GLP J-REIT	417	473,740
Kenedix Office Investment	81	481,100
Mitsubishi Estate	27,642	556,273
Mitsui Fudosan	60,446	1,528,433
Mori Hills REIT Investment	287	405,823

NQ-223 [1/15] 3/15 (14096)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Japan (continued)
Orix J-REIT	111	$166,362
Sumitomo Realty & Development	14,000	446,636
		4,058,367
Mexico – 0.83%
Concentradora Fibra Hotelera Mexicana	107,172	141,185
Prologis Property Mexico	167,400	325,488
		466,673
Singapore – 1.84%
CapitaCommercial Trust	276,000	361,158
Mapletree Commercial Trust	284,994	319,173
Suntec Real Estate Investment Trust	256,000	355,196
		1,035,527
Switzerland – 0.31%
PSP Swiss Property	1,685	173,911
		173,911
United Kingdom – 7.02%
British Land	118,880	1,481,570
Derwent London	10,386	507,559
Great Portland Estates	63,691	751,345
Land Securities Group	21,835	418,516
Segro	128,141	793,584
		3,952,574
United States – 56.50%
American Campus Communities	5,033	221,251
American Residential Properties †	16,404	287,234
Apartment Investment & Management	17,407	693,843
AvalonBay Communities	5,750	994,693
Boston Properties	8,206	1,138,993
CyrusOne	13,448	377,216
DCT Industrial Trust	20,856	787,522
DDR	40,331	790,488
DiamondRock Hospitality	36,318	527,700
Douglas Emmett	21,666	617,048
Duke Realty	39,799	868,812
Equity Commonwealth	14,572	383,972
Equity Residential	16,968	1,316,886
Essex Property Trust	2,905	656,675
Extra Space Storage	5,522	364,452
General Growth Properties	36,942	1,114,910
Gramercy Property Trust	78,478	543,068
Health Care REIT	20,088	1,646,212
Healthcare Trust of America Class A	23,896	703,976

2     NQ-223 [1/15] 3/15 (14096)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
Highwoods Properties	11,764	$552,908
Host Hotels & Resorts	34,362	786,546
Kilroy Realty	10,197	756,108
Kimco Realty	20,418	564,558
Kite Realty Group Trust	15,379	469,982
Paramount Group †	23,969	463,800
Pebblebrook Hotel Trust	16,044	745,083
Post Properties	10,234	621,715
Prologis	17,241	778,259
PS Business Parks	4,351	365,963
Public Storage	5,936	1,192,186
Ramco-Gershenson Properties Trust	23,660	463,026
Regency Centers	8,450	579,332
RLJ Lodging Trust	20,316	692,166
Simon Property Group	15,802	3,139,225
SL Green Realty	6,644	837,144
Spirit Realty Capital	44,170	568,026
Strategic Hotels & Resorts †	46,893	629,304
Taubman Centers	7,420	608,069
UDR	32,689	1,087,236
Urban Edge Properties †	1	12
Ventas	14,017	1,118,697
Vornado Realty Trust	7,001	773,190
		31,827,486

Total Common Stock (cost $45,907,273)		53,028,571

	Principal amount°
Short-Term Investments – 6.04%
Discount Notes – 2.85%≠
Federal Home Loan Bank
0.056% 4/8/15	319,835	319,817
0.065% 2/25/15	226,902	226,901
0.065% 3/5/15	253,729	253,725
0.065% 4/20/15	188,630	188,617
0.07% 4/6/15	320,161	320,143
0.08% 2/20/15	250,749	250,748
0.08% 3/18/15	18,011	18,011
0.085% 3/27/15	26,749	26,748
		1,604,710

NQ-223 [1/15] 3/15 (14096)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 3.19%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $671,669 (collateralized by U.S.
government obligations 0.000%-7.875%
2/26/15-8/15/40; market value $685,101)	671,667	$671,667
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $447,780 (collateralized by U.S.
government obligations 0.75%-3.875%
6/30/16-8/15/40; market value $456,734)	447,778	447,778
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $675,573 (collateralized by U.S.
government obligations 0.000%-2.125%
7/31/16-5/15/29; market value $689,081)	675,570	675,570
		1,795,015
Total Short-Term Investments (cost $3,399,642)		3,399,725

Total Value of Securities – 100.17%
(cost $49,306,915)		56,428,296

Liabilities Net of Receivables and Other Assets – (0.17%)		(94,302)
Net Assets – 100.00%		$56,333,994

@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4     NQ-223 [1/15] 3/15 (14096)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Jan. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(67,326)	USD	76,228	2/2/15	$155
BNYM	EUR	6,989	USD	(7,901)	2/3/15	(3)
BNYM	GBP	31,031	USD	(46,698)	2/2/15	44
BNYM	GBP	20,111	USD	(30,231)	2/3/15	63
BNYM	JPY	11,380,313	USD	(96,743)	2/2/15	188
BNYM	JPY	(5,645,051)	USD	47,765	2/3/15	(317)
BNYM	JPY	(8,876,262)	USD	75,602	2/4/15	(2)
						$128

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
REIT – Real Estate Investment Trust
USD – U.S. Dollar

NQ-223 [1/15] 3/15 (14096)     5

Notes
Delaware Global Real Estate Opportunities Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-223 [1/15] 3/15 (14096)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,301,717	$—	$3,301,717
Austria	—	193,670	—	193,670
Canada	739,662	—	—	739,662
China/Hong Kong	711,360	3,750,096	—	4,461,456
Finland	—	294,705	—	294,705
France	—	1,009,113	—	1,009,113
Germany	—	1,180,780	—	1,180,780
Italy	—	332,930	—	332,930
Japan	—	4,058,367	—	4,058,367
Mexico	466,673	—	—	466,673
Singapore	361,158	674,369	—	1,035,527
Switzerland	—	173,911	—	173,911
United Kingdom	—	3,952,574	—	3,952,574
United States	31,827,486	—	—	31,827,486
Short-Term Investments	—	3,399,725	—	3,399,725
Total	$34,106,339	$22,321,957	$—	$56,428,296
Foreign Currency Exchange Contracts	$—	$128	$—	$128

NQ-223 [1/15] 3/15 (14096)     7

(Unaudited)

The securities deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing at Jan. 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-223 [1/15] 3/15 (14096)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: